UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================
WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INVESTMENT COMPANIES - 0.65%
         35,000    BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                  $         578,550
                                                                                                                 -----------------

TOTAL INVESTMENT COMPANIES (COST $594,132)                                                                                 578,550
                                                                                                                 -----------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 94.42%

CALIFORNIA - 93.38%
$        600,000   ABAG FINANCIAL AUTHORITY CALIFORNIA REVENUE ODD FELLOWS HOME
                   OF CALIFORNIA-SERIES A (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE LOC)                                            5.00%        11/15/2009               651,396
         180,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA
                   STANFORD UNIVERSITY HOSPITAL (OTHER REVENUE LOC)                  5.50         11/01/2005               186,494
         250,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                   HOMES FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)      5.00         07/01/2005               253,758
       1,100,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                   HOMES FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)      5.00         07/01/2007             1,143,769
       1,105,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
                   HOMES FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)      5.00         07/01/2008             1,148,161
         840,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
                   ASSOCIATES- SERIES C (HEALTHCARE FACILITIES REVENUE LOC)          4.00         03/01/2008               854,952
       1,245,000   BAY AREA CA GOVERNMENTS ASSOCIATION BART SAN FRANCISCO
                   EXTENSION FTA CAPITAL GRANT SERIES A AMBAC INSURED (STATE &
                   LOCAL GOVERNMENTS LOC)                                            4.88         06/15/2009             1,248,113
         500,000   BAY AREA CA TOLL AUTHORITY VAR SAN FRANCISCO BAY AREA SERIES
                   C AMBAC INSURED (TOLL ROAD REVENUE LOC)+/-                        1.70         04/01/2025               500,000
         480,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY POOLED COLLEGE &
                   UNIVERSITY PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE
                   LOC)                                                              4.50         04/01/2006               498,187
         395,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY SOUTHWESTERN
                   UNIVERSITY (EDUCATIONAL FACILITIES REVENUE LOC)                   1.50         11/01/2004               394,878
         860,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF
                   SOUTHERN CALIFORNIA (EDUCATIONAL FACILITIES REVENUE LOC)          5.00         10/01/2004               860,077
         505,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF THE
                   PACIFIC (COLLEGE AND UNIVERSITY REVENUE LOC)                      4.10         11/01/2010               526,816
       1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PRESBYTERIAN
                   HOSPITAL MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)         5.50         05/01/2007             1,086,450
         385,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                   PARADISE VALLEY ESTATES (HEALTHCARE FACILITIES REVENUE LOC)       4.50         01/01/2007               403,218
         490,000   CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES
                   A (HEALTHCARE FACILITIES REVENUE LOC)                             5.00         07/01/2006               515,269
         360,000   CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES
                   A (HEALTHCARE FACILITIES REVENUE LOC)                             5.00         07/01/2006               374,821
       1,000,000   CALIFORNIA HOUSING FINANCE AGENCY REVENUE HOME
                   MORTGAGE-SERIES L (HOUSING REVENUE LOC)                           5.35         08/01/2017             1,053,890
       1,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE
                   DISPOSAL REVENUE WASTE MANAGEMENT PROJECT SERIES A REMARKETED
                   (POLLUTION CONTROL REVENUE LOC)+/-                                5.13         07/01/2031             1,038,130
         950,000   CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING
                   AUTHORITY SERIES A (OTHER REVENUE LOC)                            5.00         03/01/2010             1,046,359
       1,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES CENTER VALLEY
                   PROJECT SERIES Q (WATER REVENUE LOC)                              6.00         12/01/2009             1,154,160
         600,000   CALIFORNIA STATE FACILITIES FINANCING AUTHORITY CASA COLINA
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       5.50         04/01/2013               636,204
       3,000,000   CALIFORNIA STATE FSA-CR INSURED (PROPERTY TAX REVENUE LOC)        5.25         12/01/2012             3,398,100
       3,000,000   CALIFORNIA STATE MBIA-IBC INSURED (PROPERTY TAX REVENUE LOC)      5.00         12/01/2011             3,340,320
       1,000,000   CALIFORNIA STATE PUBLIC IMPOSED REFUNDING NOTES (PROPERTY
                   TAX REVENUE LOC)                                                  5.25         03/01/2011             1,113,420
       1,250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
                   SERIES C (LEASE REVENUE LOC)                                      5.25         11/01/2008             1,366,075
         100,000   CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES CALIFORNIA STATE
                   UNIVERSITY SERIES A (LEASE REVENUE LOC)                           5.50         10/01/2010               112,210

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                          PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      1,125,000   CALIFORNIA STATE PUBLIC WORKS BOARD VARIOUS UNIVERSITY
                   CALIFORNIA PROJECTS SERIES A (LEASE REVENUE LOC)                  5.50%        06/01/2010     $       1,251,776
         745,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                   AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.00         07/01/2010               791,361
       1,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                   DISPOSAL REPUBLIC SERVICES SERIES A (SOLID WASTE REVENUE
                   LOC)                                                              4.95         12/01/2012             1,052,840
       1,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY IRVINE
                   APARTMENT COMMUNITIES SERIES A3 (HOUSING REVENUE LOC)+/-          5.10         05/15/2025             1,055,780
       1,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
                   PERMANENTE SERIES I (HEALTHCARE FACILITIES REVENUE LOC)+/-        3.45         04/01/2035               987,150
       1,065,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY QUAIL
                   RIDGE APARTMENTS SERIES E1 (HOUSING REVENUE LOC)                  4.25         07/01/2012             1,071,241
       1,390,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                   SHERMAN OAKS PROJECT SERIES A AMBAC CA MTG INSURED (OTHER
                   REVENUE LOC)                                                      5.50         08/01/2011             1,560,887
         500,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY VAN
                   KAISER PERMANENTE SERIES E (HEALTHCARE FACILITIES REVENUE
                   LOC)+/-                                                           4.70         11/01/2036               535,345
       1,000,000   CENTRAL VALLEY FINANCING AUTHORITY CARSON ICE GENERAL PROJECT
                   MBIA INSURED (ELECTRIC REVENUE LOC)                               5.25         07/01/2010             1,103,580
         240,000   CITY OF FREMONT CALIFORNIA ELECTION OF 2002 SERIES A MBIA
                   INSURED (PROPERTY TAX REVENUE LOC)                                6.75         08/01/2010               287,844
         610,000   CITY OF VERNON CA MALBURG GENERATING STATION PROJECT
                   (ELECTRIC REVENUE LOC)                                            5.00         04/01/2012               633,692
       1,500,000   CONTRA COSTA CA WATER DISTRICT SERIES K FSA INSURED (WATER
                   REVENUE LOC)                                                      5.00         10/01/2009             1,662,660
       1,000,000   CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT
                   MBIA INSURED (LEASE REVENUE LOC)                                  5.25         11/01/2010             1,102,090
         235,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY SERIES A
                   FRANCISCAN ACQUISITION PROJECT   (HOUSING REVENUE LOC)            5.00         12/15/2010               248,668
         650,000   EAST BAY DELTA CA HOUSING & FINANCE AGENCY LEASE PURCHASE
                   PROJECT SERIES A MBIA CAHLIF (HOUSING REVENUE LOC)                4.25         06/01/2005               662,311
       1,195,000   EL SEGUNDO CA UNIFIED SCHOOL DISTRICT FGIC INSURED
                   (PROPERTY TAX REVENUE LOC)                                        4.20         09/01/2015             1,240,780
         625,000   FONTANA CA REDEVELOPMENT AGENCY JURUPA HILLS REDEVELOPMENT
                   PROJECT SERIES A (TAX INCREMENTAL REVENUE LOC)                    4.75         10/01/2004               625,050
         500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY SPECIAL TAX
                   HORSETHIEF CANYON (SPECIAL TAX REVENUE LOC)                       5.35         09/01/2010               536,145
       1,500,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                   INTERNATIONAL AIRPORT SERIES B MBIA INSURED   (AIRPORT
                   REVENUE LOC)                                                      5.00         05/15/2014             1,663,815
         230,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER PREREFUNDED MBIA
                   IBC BANK OF NEW YORK INSURED ESCROWED TO MATURITY (ELECTRIC
                   REVENUE LOC)                                                      4.75         08/15/2011               234,888
         920,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY SERIES
                   A REGULAR PARK & OPEN SPACE DISTRICT. (SPECIAL TAX REVENUE
                   LOC)                                                              5.50         10/01/2010             1,009,028
       1,000,000   MORENO VALLEY CA UNIFIED SCHOOL DISTRICT FSA INSURED (LEASE
                   REVENUE LOC)                                                      5.25         03/01/2011             1,033,920
       1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                   TRANSFER FACILITY (SOLID WASTE REVENUE LOC)                       5.10         02/15/2011             1,046,250
       1,500,000   NEW HAVEN CA UNIFIED SCHOOL DISTRICT FSA INSURED (PROPERTY
                   TAX REVENUE LOC)                                                 12.00         08/01/2013             2,469,030
       1,660,000   NEWHALL CA SCHOOL DISTRICT SERIES B MBIA INSURED (GENERAL
                   OBLIGATION - SCHOOL DISTRICTS LOC)                                4.00         08/01/2013             1,728,575
       1,400,000   NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON
                   TRANSMISSION PROJECT SERIES A (POWER REVENUE LOC)                 7.00         05/01/2013             1,720,516
       1,000,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                   CONVENTION CENTERS AMBAC INSURED (LEASE REVENUE LOC)              5.00         10/01/2005             1,032,770
         250,000   OCEANSIDE CA COMMUNITY DEVELOPMENT COMMON TAX ALLOCATION
                   DOWNTOWN REDEVELOPMENT PROJECT XLCA INSURED (TAX ALLOCATION
                   REVENUE LOC)                                                      4.00         09/01/2014               257,285
         590,000   ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY REVENUE ONTARIO
                   REDEVELOPMENT PROJECT NO.1 MBIA INSURED (TAX INCREMENTAL
                   REVENUE LOC)                                                      6.90         08/01/2010               709,864
       1,000,000   ORANGE COUNTY CA SERIES A MBIA INSURED (LEASE REVENUE LOC)        5.60         07/01/2009             1,079,530
         100,000   PALO ALTO CA SERIES A (SEWER REVENUE LOC)                         5.80         06/01/2005               102,334

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                          PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$        100,000   PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA
                   LINDA SCHOOL MBIA INSURED   (LEASE REVENUE LOC)                   5.10%        08/01/2006     $         101,104
         515,000   PORT OF OAKLAND CA SERIES H MBIA INSURED (HARBOR DEPARTMENT
                   REVENUE LOC)                                                      5.00         11/01/2005               532,258
       1,000,000   PORT OF OAKLAND CA SERIES K FGIC INSURED (HARBOR DEPARTMENT
                   REVENUE LOC)                                                      5.50         11/01/2009             1,112,900
         820,000   RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
                   (TAX INCREMENTAL REVENUE LOC)                                     4.00         09/01/2005               835,957
         825,000   RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
                   (TAX INCREMENTAL REVENUE LOC)                                     4.50         09/01/2012               856,317
         545,000   RIVERSIDE CA REDEVELOPMENT AGENCY SERIES A AMBAC INSURED
                   (TAX INCREMENTAL REVENUE LOC)                                     2.00         10/01/2004               545,005
       1,300,000   SACRAMENTO CA COGENERATION AUTHORITY PROCTOR AND GAMBLE
                   PROJECT PREREFUNDED (ELECTRIC REVENUE LOC)                        6.50         07/01/2005             1,374,347
       1,000,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT ELECTRIC REVENUE
                   SERIES S (ELECTRIC PLANT REVENUE LOC)                             5.00         11/15/2011             1,116,400
         985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY AMBAC INSURED
                   (SOLID WASTE REVENUE LOC)                                         5.00         08/01/2012             1,063,160
       5,050,000   SAN DIEGO CA REDEVELOPMENT AGENCY TAX ALLOCATION CENTRE CITY
                   SERIES A XLCA INSURED (TAX INCREMENTAL REVENUE LOC)               5.00         09/01/2014             5,605,399
       1,000,000   SAN DIEGO CA UNIFIED SCHOOL DISTRICT ELECTION 1998 SERIES D
                   FGIC INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)          5.25         07/01/2022             1,134,260
       1,090,000   SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND
                   SERIES ISSUE 13B MBIA INSURED (AIRPORT REVENUE LOC)               8.00         05/01/2005             1,128,651
         650,000   SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND
                   SERIES ISSUE 14A MBIA INSURED (AIRPORT REVENUE LOC)               8.00         05/01/2005               673,049
       1,110,000   SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND
                   SERIES ISSUE 14A MBIA INSURED (AIRPORT REVENUE LOC)               8.00         05/01/2007             1,215,250
         680,000   SAN FRANCISCO CITY & COUNTY CA SERIES 1 FGIC INSURED
                   (PROPERTY TAX REVENUE LOC)                                        5.75         06/15/2007               746,973
         270,000   SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A
                   (SPECIAL TAX REVENUE LOC)                                         3.85         09/01/2009               274,425
         825,000   SANTA MONICA CA REDEVELOPMENT AGENCY OCEAN PARK REDEVELOPMENT
                   PROJECT (TAX INCREMENTAL REVENUE LOC)                             4.70         07/01/2012               882,420
       1,250,000   SOUTH ORANGE COUNTY CA PUBLIC FINANCING AUTHORITY FOOTHILL
                   AREA SERIES C FGIC INSURED (SALES TAX REVENUE LOC)                7.50         08/15/2006             1,377,688
       2,000,000   STATE OF CALIFORNIA PREREFUNDED FGIC INSURED (OTHER REVENUE
                   LOC)                                                              7.10         11/01/2004             2,049,560
         300,000   STATE OF CALIFORNIA VETERANS BONDS SERIES AN (PROPERTY TAX
                   REVENUE LOC)                                                      9.00         04/01/2009               377,304
       1,000,000   STATE OF CALIFORNIA XLCA-ICR INSURED (OTHER REVENUE LOC)          5.75         10/01/2010             1,141,200
       1,310,000   SUNNYVALE CA AMBAC INSURED (SOLID WASTE REVENUE LOC)              5.00         10/01/2010             1,417,407
         415,000   TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT ELECTRIC
                   DISTRIBUTION FACILITIES AMBAC INSURED  (LEASE REVENUE LOC)        5.00         04/01/2012               451,483
       1,000,000   UNIVERSITY OF CALIFORNIA REVENUE LIMITED PROJECT SERIES A
                   MBIA INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)%%               3.25         05/15/2012               991,630
         245,000   WHITTIER PUBLIC FINANCING AUTHORITY CA SERIES A GREENLEAF AVE
                   WHITTIER REDEVELOPMENT (LEASE REVENUE LOC)                        5.00         11/01/2012               259,627

                                                                                                                        82,666,006
                                                                                                                 -----------------
PUERTO RICO - 1.04%
         805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS ECON DEFEASED TO
                   CALL DATE MBIA INSURED   (PROPERTY TAX REVENUE LOC)               5.75         07/01/2020               920,212
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $81,837,401)                                                                        83,586,218
                                                                                                                 -----------------
SHORT-TERM INVESTMENTS - 1.10%
         974,900   WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~++                                                   974,900
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $974,900)                                                                               974,900
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                          PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $83,406,433)*                                      96.17%  @                                               $      85,139,668
                                                        ------                                                   -----------------

+/-   VARIABLE RATE SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $1,003,320.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $974,900.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


4

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INVESTMENT COMPANIES - 2.69%
          64,600   BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                  $       1,067,838
         314,300   MUNIYIELD CALIFORNIA FUND                                                                             4,472,489
         414,378   MUNIYIELD CALIFORNIA INSURED FUND II                                                                  5,602,391
          30,000   PUTNAM CA INVESTMENT GRADE MUNICIPAL TRUST                                                              399,600
         100,000   VAN KAMPEN CA QUALITY MUNICIPAL TRUST                                                                 1,632,000
          60,100   VAN KAMPEN CA VALUE MUNICIPAL TRUST                                                                     926,742

TOTAL INVESTMENT COMPANIES (COST $12,996,148)                                                                           14,101,060
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 94.74%

CALIFORNIA - 93.91%
$      2,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CA SCHOOL OF
                   MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE LOC)                5.30%        10/01/2032             2,228,483
       6,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA CHANNING
                   HOUSE (NURSING HOME REVENUE LOC)                                  5.50         02/15/2029             6,672,798
       1,000,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT (HOSPITAL REVENUE LOC)
                   HOSPITAL ASSOCIATION SERIES A (HEALTHC LOC)                       5.38         03/01/2020             1,021,600
       2,000,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA
                   REVENUE SAN DIEGO HOSPITAL ASSOCIATION SERIES A (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           6.13         08/15/2020             2,134,640
       1,800,000   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA
                   REVENUE SAN DIEGO HOSPITAL ASSOCIATION SERIES C (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           5.38         03/01/2021             1,828,494
       2,000,000   ABAG FINANCING AUTHORITY FOR NONPROFIT CORPORATIONS CA
                   STANFORD UNIVERSITY HOSPITAL (OTHER REVENUE LOC)                  5.50         11/01/2005             2,072,160
       1,500,000   ABC UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION SERIES B
                   (PROPERTY TAX REVENUE LOC)^                                       4.66         08/01/2018               793,020
       1,500,000   ANAHEIM PUBLIC FINANCING AUTHORITY PUBLIC IMPROVEMENTS
                   PROJECT SERIES C (LEASE REVENUE LOC)^                             5.10         09/01/2022               608,370
       4,345,000   AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY (COLLEGE
                   AND UNIVERSITY REVENUE LOC)                                       5.88         09/01/2020             4,588,277
       4,455,000   AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY (COLLEGE
                   AND UNIVERSITY REVENUE LOC)                                       6.00         09/01/2031             4,617,786
         200,000   BAY AREA CA TOLL AUTHORITY VAR SAN FRANCISCO BAY AREA SERIES
                   C AMBAC INSURED (TOLL ROAD REVENUE LOC)+/-                        1.70         04/01/2025               200,000
       3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
                   LIBRARY PROJECT SERIES A AMBAC INSURED (TAX INCREMENTAL
                   REVENUE LOC)                                                      5.75         08/01/2030             3,719,604
       5,000,000   BERKELEY CA UNIFIED SCHOOL DISTRICT ELECTION 2000 FSA
                   INSURED (PROPERTY TAX REVENUE LOC)                                5.00         08/01/2027             5,123,400
       1,300,000   BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA (AIRPORT
                   REVENUE LOC)                                                      6.40         06/01/2010             1,304,732
       1,195,000   BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX
                   REVENUE LOC)                                                      5.50         08/01/2019             1,349,609
       1,500,000   CABRILLO CA UNIFIED SCHOOL DISTRICT SERIES A AMBAC INSURED
                   (PROPERTY TAX REVENUE LOC)^                                       4.94         08/01/2021               659,595
       2,000,000   CALIFORNIA EDUCATION FACILITIES AUTHORITY KECK GRADUATE
                   INSTITUTE (COLLEGE AND UNIVERSITY REVENUE LOC)                    6.75         06/01/2030             2,166,820
       1,000,000   CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE &
                   UNIVERSITY PROJECTS SERIES B (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.25         04/01/2024             1,006,010
       1,500,000   CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE AND
                   UNIVERSITY PROJECTS SERIES B (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.13         04/01/2017             1,528,215
       1,000,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
                   (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                       5.00         11/01/2018             1,048,040
       5,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ADVENTIST
                   HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)       5.00         03/01/2028             4,944,000
       3,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CASA
                   COLINA (HEALTHCARE FACILITIES REVENUE LOC)                        6.00         04/01/2022             3,134,280
       2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED DE
                   LAS COMPANAS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)         5.75         07/01/2015             2,094,860

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED
                   SCRIPPS MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      6.40%        10/01/2012     $       2,044,160
       1,795,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED
                   SCRIPPS MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      6.25         10/01/2013             1,833,251
       2,750,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED
                   SUTTER HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE LOC)        5.13         08/15/2022             2,847,460
       2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SCRIPPS
                   RESEARCH INSTITUTION SERIES A (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      6.63         07/01/2014             2,046,620
         315,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SMALL
                   FACILITY LOAN SERIES A (HEALTHCARE FACILITIES REVENUE LOC)        6.75         03/01/2020               316,159
       1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ST FRANCIS
                   MEMORIAL HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.88         11/01/2023             1,192,010
       6,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SUTTER
                   HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE LOC)               6.25         08/15/2031             6,672,660
       2,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY THE
                   EPISCOPAL HOME (HEALTHCARE FACILITIES REVENUE LOC)                5.25         02/01/2021             2,091,440
         520,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY VALLEYCARE
                   PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE LOC)              6.50         05/01/2005               521,914
         500,000   CALIFORNIA HOUSING FINANCE AGENCY MULTI UNIT RENTAL HOUSING
                   SERIES B II (HOUSING REVENUE LOC)                                 6.70         08/01/2015               500,740
       1,000,000   CALIFORNIA HOUSING FINANCING AGENCY HOME MORTGAGE SERIES G
                   FSA INSURED (HOUSING REVENUE LOC)+/-                              1.55         08/01/2031             1,000,000
       5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                   (LEASE REVENUE LOC)                                               5.50         06/01/2025             5,414,000
       6,950,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID
                   GLADSTONE INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.25         10/01/2034             6,964,803
       1,275,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SCRIPPS
                   RESEARCH INSTITUTE SERIES A (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.75         07/01/2030             1,343,888
       1,425,000   CALIFORNIA PUBLIC WORKS BOARD DEPARTMENT OF GENERAL SERVICES
                   TEALE DATA CENTER SERIES B (LEASE REVENUE LOC)                    5.25         03/01/2019             1,542,135
         530,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B
                   (HOUSING REVENUE LOC)                                             6.25         12/01/2031               541,098
         630,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B5
                   (HOUSING REVENUE LOC)+/-                                          6.35         12/01/2029               633,144
       1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                   SERIES MM (LEASE REVENUE LOC)                                     5.50         06/01/2021             1,130,145
       5,000,000   CALIFORNIA STATE AMBAC TCRS BANK OF NEW YORK (GENERAL
                   OBLIGATION - STATES, TERRITORIES LOC)                             5.25         12/01/2024             5,243,650
       3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A AMBAC
                   INSURED (OTHER REVENUE LOC)                                       5.30         12/01/2021             3,197,130
         600,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
                   (ELECTRIC REVENUE LOC)+/-                                         1.80         05/01/2022               600,000
       5,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2
                   (WATER REVENUE LOC)                                               6.00         12/01/2007             5,590,150
       3,500,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                   SR-AUX ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      6.00         07/01/2022             3,686,235
       6,210,000   CALIFORNIA STATE UNIVERSITY SYSTEMWIDE SERIES A FSA INSURED
                   (COLLEGE AND UNIVERSITY REVENUE LOC)                              4.75         11/01/2017             6,628,616
       7,830,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                   CATHOLIC HEALTHCARE WEST (HEALTHCARE FACILITIES REVENUE LOC)      6.50         07/01/2020             8,646,591
       3,070,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CEDARS
                   SINAI MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)          6.50         08/01/2012             3,464,127
       2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                   CHILDRENS HOSPITAL LA MBIA IBC (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.25         08/15/2029             2,079,320
       2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                   CHILDRENS HOSPITAL LOS ANGELES MBIA (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.25         08/15/2029             2,079,320
       2,010,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                   PIONEER PARK PROJECT SERIES T (HOUSING REVENUE LOC)               6.10         12/20/2035             2,112,450
       2,540,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                   REVENUE VIEWPOINT SCHOOL ACA INSURED (LEASE REVENUE LOC)          5.75         10/01/2033             2,637,841

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      4,210,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES
                   B (WATER & WASTEWATER AUTHORITY REVENUE LOC)                      5.25%        10/01/2027     $       4,392,924
       5,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY THE
                   INTERNEXT GROUP (HEALTHCARE FACILITIES REVENUE LOC)               5.38         04/01/2017             5,066,450
         965,000   CALIPATRIA UNIFIED SCHOOL DISTRICT CA ELECTION 1995 SERIES C
                   CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)^                  5.58         08/01/2019               426,433
       1,080,000   CALIPATRIA UNIFIED SCHOOL DISTRICT CA ELECTION 1995 SERIES C
                   CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)^                  5.67         08/01/2020               445,543
       1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 FGIC
                   INSURED (PROPERTY TAX REVENUE LOC)                                5.00         08/01/2032             1,021,720
         200,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE
                   LOC)                                                              6.50         04/01/2012               200,770
       1,080,000   CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES
                   A (TAX INCREMENTAL REVENUE LOC)                                   5.25         10/01/2019             1,196,564
       1,140,000   CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES
                   A (TAX INCREMENTAL REVENUE LOC)                                   5.25         10/01/2020             1,256,645
       5,000,000   CENTER UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES
                   C (PROPERTY TAX REVENUE LOC)^                                     4.94         09/01/2021             2,189,700
       2,645,000   CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY SERIES A
                   (EDUCATIONAL FACILITIES REVENUE LOC)                              6.45         02/01/2018             3,267,739
       3,000,000   CHICO PUBLIC FINANCING AUTHORITY TAX ALLOCATION MERGED
                   REDEVELOPMENT AREA PROJECT (TAX INCREMENTAL REVENUE LOC)          5.13         04/01/2021             3,175,020
       1,800,000   CHINO BASIN REGIONAL FINANCING AUTHORITY CA MUNICIPAL WATER
                   DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE LOC)                 6.00         08/01/2016             1,841,922
       3,440,000   CLOVIS CA UNIFIED SCHOOL DISTRICT ELECTION 2001 SERIES B FGIC
                   INSURED (PROPERTY TAX REVENUE LOC)^                               5.00         08/01/2024             1,249,786
       1,000,000   COLTON JOINT UNIFIED SCHOOL DISTRICT SERIES A (PROPERTY TAX
                   REVENUE LOC)                                                      5.38         08/01/2017             1,124,350
       2,200,000   CONTRA COSTA CA COMMUNITY COLLEGE DISTRICT ELECTION 2002 FGIC
                   INSURED (PROPERTY TAX REVENUE LOC)                                4.90         08/01/2020             2,305,996
         885,000   CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT
                   HILL (TAX ALLOCATION REVENUE LOC)                                 5.25         08/01/2028             1,000,758
       4,615,000   CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT
                   HILL (TAX ALLOCATION REVENUE LOC)                                 5.25         08/01/2028             4,675,456
         270,000   CONTRA COSTA COUNTY CALIFORNIA GNMA (HOUSING REVENUE LOC)         7.75         05/01/2022               365,164
       3,000,000   CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES
                   TAX REVENUE LOC)                                                  5.50         03/01/2005             3,050,070
       2,755,000   CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES
                   TAX REVENUE LOC)                                                  6.50         03/01/2009             3,109,651
         805,000   COUNTY OF MERCED CA REFUNDED CONSTRUCTION (LEASE REVENUE
                   LOC)                                                              6.00         10/01/2012               805,080
       1,035,000   DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY CA FRANCISCAN
                   ACQUISITION PROJECT SERIES A (HOUSING REVENUE LOC)                5.65         12/15/2019             1,112,170
       5,000,000   DESERT SANDS CA UNIFIED SCHOOL DISTRICT ELECTION 2001 FSA
                   INSURED (TAX REVENUE LOC)                                         5.00         06/01/2029             5,134,750
       5,250,000   DUARTE CALIFORNIA SERIES A (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.25         04/01/2024             5,158,860
       2,000,000   DUARTE CALIFORNIA SERIES A ACA (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.25         04/01/2019             2,049,760
       4,000,000   DUARTE REDEVELOPMENT AGENCY CA MERGED REDEVELOPMENT PROJECT
                   (TAX INCREMENTAL REVENUE LOC)^                                    5.17         12/01/2016             2,110,160
       3,300,000   EAST PALO ALTO REDEVELOPMENT AGENCY TAX ALLOCATION UNIVERSITY
                   CIRCLE GATEWAY 101 CORRIDOR PROJECT (TAX INCREMENTAL
                   REVENUE LOC)                                                      6.63         10/01/2029             3,528,426
       4,430,000   EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              5.06         09/01/2018             2,210,038
       5,185,000   EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              5.18         09/01/2019             2,418,284
       5,420,000   EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              5.28         09/01/2020             2,362,795
       2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                   PHASE II (LEASE REVENUE LOC)                                      5.25         01/01/2034             2,576,300
         500,000   EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT
                   DISTRIBUTION REFINANCING (SPECIAL FACILITIES REVENUE LOC)         5.75         09/02/2014               510,465
       1,750,000   EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT
                   DISTRIBUTION REFINANCING (SPECIAL FACILITIES REVENUE LOC)         5.90         09/02/2021             1,785,682

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      1,500,000   ENCINITAS UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION
                   (PROPERTY TAX REVENUE LOC)^                                       4.66%        08/01/2018     $         793,020
       2,000,000   ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CIVIC CENTER
                   PROJECT SERIES B (LEASE REVENUE LOC)                              6.13         09/01/2011             2,284,600
       2,125,000   ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CENTER FOR THE
                   ARTS PROJECT (LEASE REVENUE LOC)                                  6.00         09/01/2018             2,243,894
       1,595,000   FOLSOM CORDOVA UNION SCHOOL DISTRICT FACILITIES IMPROVEMENT
                   DISTRICT NO.2 CAPITAL APPRECIATION SERIES A   (PROPERTY TAX
                   REVENUE LOC)^                                                     4.76         10/01/2019               787,499
       3,905,000   FONTANA CALIFORNIA REDEVELOPEMENT AGENCY TAX ALLOCATION
                   SIERRA CORRIDOR COMMERCIAL REDEVELOPEMENT PROJECT   (TAX
                   ALLOCATION REVENUE LOC)                                           5.50         09/01/2034             3,977,438
       1,285,000   FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT
                   PROJECT SERIES A (TAX INCREMENTAL REVENUE LOC)                    5.50         10/01/2017             1,370,106
       5,040,000   FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT
                   PROJECT SERIES A (TAX INCREMENTAL REVENUE LOC)                    5.50         10/01/2027             5,172,754
       4,785,000   FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT
                   PROJECT SERIES A (TAX INCREMENTAL REVENUE LOC)                    5.60         10/01/2027             4,969,557
       3,000,000   FONTANA UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX
                   REVENUE LOC)                                                      6.15         05/01/2020             3,375,480
       1,000,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE LOC)          6.63         12/01/2011             1,007,350
       1,250,000   FRESNO COUNTY FINANCING AUTHORITY CA AMERICAN AVENUE LANDFILL
                   PROJECT (SPECIAL FACILITIES REVENUE LOC)                          5.75         05/15/2014             1,305,212
       1,550,000   GILROY CA BONAFONTE GARDENS PARK PROJECT (RECREATIONAL
                   FACILITIES REVENUE LOC)                                           8.15         11/01/2015             1,147,000
       4,025,000   GILROY CA UNIFIED SCHOOL DISTRICT   (TAX REVENUE LOC)             5.00         08/01/2027             4,134,681
       2,420,000   GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL
                   APPRECIATION SERIES A   (OTHER REVENUE LOC)^                      4.33         08/01/2015             1,521,309
       2,500,000   HAWAIIAN GARDENS REDEVELOPMENT AGENCY CA (TAX INCREMENTAL
                   REVENUE LOC)                                                      6.00         12/01/2013             2,738,625
       4,500,000   HAWTHORNE SCHOOL DISTRICT CA (LEASE REVENUE LOC)                  5.44         11/01/2025             4,531,410
       1,340,000   HOLLISTER CA REDEVELOPMENT AGENCY TAX ALLOCATION COMMUNITY
                   DEVELOPMENT PROJECT (TAX ALLOCATION REVENUE LOC)                  5.25         10/01/2019             1,466,643
       3,750,000   INDUSTRY URBAN DEVELOPMENT AGENCY CA TAX ALLOCATION CIVIC
                   RECREATION SERIES A (TAX INCREMENTAL REVENUE LOC)                 5.00         05/01/2017             3,984,375
       1,555,000   INGLEWOOD CA REDEVELOPMENT AGENCY SERIES A MERGED
                   REDEVELOPMENT PROJECT (TAX INCREMENTAL REVENUE LOC)               5.25         05/01/2017             1,757,212
         270,000   JAMUL-DULZURA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                   REVENUE LOC)                                                      6.40         08/01/2016               270,996
       2,000,000   KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE
                   LOC)                                                              5.60         08/01/2012             2,042,880
       2,000,000   LAGUNA SALADA UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION
                   SERIES B (PROPERTY TAX REVENUE LOC)^                              4.85         08/01/2020               936,380
       3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY REVENUE SPECIAL
                   TAX HORSETHIEF CANYON (SPECIAL TAX REVENUE LOC)                   5.63         09/01/2016             3,175,008
       4,000,000   LAKE ELSINORE PUBLIC FINANCING AUTHORITY CA SERIES A (TAX
                   INCREMENTAL REVENUE LOC)                                          5.50         09/01/2030             4,040,000
       1,310,000   LANCASTER CA FINANCING AUTHORITY TAX ALLOCATION REVENUE
                   PROJECT NUMBER 5 AND 6 REDEVELOPMENT PROJECTS (TAX REVENUE
                   LOC)                                                              5.25         02/01/2018             1,479,344
       2,965,000   LANCASTER CALIFORNIA SCHOOL DISTRICT (GENERAL OBLIGATION -
                   SCHOOL DISTRICTS LOC)^                                            5.17         08/01/2024             1,077,214
       3,000,000   LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)             6.00         11/01/2008             3,414,870
       1,500,000   LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)             6.00         11/01/2017             1,783,680
       2,900,000   LOS ALTOS SCHOOL DISTRICT CA ELECTION OF 1998 SERIES B
                   CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)^                  5.35         08/01/2021             1,192,219
       1,980,000   LOS ANGELES CA UNIFIED SCHOOL DISTRICT ELECTION 2004 SERIES C
                   FGIC INSURED (PROPERTY TAX REVENUE LOC)                           4.25         07/01/2022             1,948,360
       2,145,000   LOS ANGELES CA UNIFIED SCHOOL DISTRICT ELECTION 2004 SERIES C
                   FGIC INSURED (PROPERTY TAX REVENUE LOC)                           4.40         07/01/2024             2,110,916
         400,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-2 (WATER
                   REVENUE LOC)+/-                                                   1.73         07/01/2035               400,000
       1,025,000   LOS ANGELES COUNTY CA CAPITAL APPRECIATION AMBAC INSURED
                   (LEASE REVENUE LOC)^                                              4.88         09/01/2020               475,754
       2,000,000   LOS ANGELES COUNTY CALIFORNIA (LEASE REVENUE LOC)                 6.00         12/01/2015             2,411,520


@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$      2,700,000   LOS ANGELES COUNTY CAPITAL ASSET LEASING CORPORATION CA
                   SERIES B (LEASE REVENUE LOC)                                      6.00%        12/01/2014     $       3,245,292
       2,900,000   LOS ANGELES DEPARTMENT OF AIRPORTS CA SERIES A (AIRPORT
                   REVENUE LOC)                                                      5.50         05/15/2008             3,000,746
       2,750,000   LOS ANGELES DEPARTMENT OF WATER & POWER CA REFUNDED BALANCE
                   SECOND ISSUE MBIA (ELECTRIC REVENUE LOC)                          5.00         10/15/2017             2,810,280
       4,745,000   LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE
                   LOC)                                                              5.38         11/01/2015             4,975,275
       2,465,000   LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE
                   LOC)                                                              5.38         11/01/2023             2,589,729
       2,200,000   LOS ANGELES UNIFIED SCHOOL DISTRICT CA MULTIPLE PROPERTY
                   PROJECTS SERIES A (LEASE REVENUE LOC)                             5.50         10/01/2010             2,386,780
       1,275,000   MADERA CALIFORNIA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)      5.25         08/01/2023             1,362,656
       2,235,000   MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              4.66         08/01/2018             1,181,600
       1,055,000   MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              4.94         08/01/2021               463,915
         845,000   MIDPENINSULA REGIONAL OPEN SPACE DISTRICT CA PROMISSORY
                   NOTES (PROPERTY TAX REVENUE LOC)                                  7.00         09/01/2014               871,279
       4,375,000   MONROVIA REDEVELOPMENT AGENCY CA CENTRAL REDEVELOPMENT
                   PROJECT AREA 1 (TAX INCREMENTAL REVENUE LOC)                      5.00         05/01/2021             4,602,412
       1,260,000   MOUNTAIN VIEW LOS ALTOS UNION HIGH SCHOOL DISTRICT CA SERIES
                   D (PROPERTY TAX REVENUE LOC)^                                     4.76         08/01/2019               627,001
       1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                   TRANSFER FACILITY (SOLID WASTE REVENUE LOC)%%                     5.50         02/15/2013             1,132,045
         720,000   NATOMAS UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX
                   REVENUE LOC)                                                      5.75         09/01/2012               736,848
       5,000,000   NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON
                   TRANSMISSION PROJECT SERIES A (POWER REVENUE LOC)                 7.00         05/01/2013             6,144,700
       1,465,000   OAKLAND CALIFORNIA (PROPERTY TAX REVENUE LOC)                     6.00         06/15/2012             1,470,025
       1,305,000   OCEANSIDE CA COMMUNITY DEVELOPEMENT TAX ALLOCATION DOWNTOWN
                   REDEVELOPEMENT PROJECT XLCA INSURED (TAX ALLOCATION REVENUE
                   LOC)                                                              4.50         09/01/2020             1,326,911
       2,500,000   OCEANSIDE CA COMMUNITY DEVELOPMENT COMMON TAX ALLOCATION
                   DOWNTOWN REDEVELOPMENT PROJECT ESCROW BONDS (TAX ALLOCATION
                   REVENUE LOC)                                                      5.20         09/01/2017             2,555,750
       1,500,000   ONTARIO REDEVELOPMENT FINANCING AUTHORITY CA ONTARIO
                   REDEVELOPMENT PROJECT NO.1 (SPECIAL TAX REVENUE LOC)              6.00         08/01/2015             1,534,380
       2,160,000   ORCHARD SCHOOL DISTRICT CA CAPITAL APPRECIATION ELECTION OF
                   2000 SERIES A (PROPERTY TAX REVENUE LOC)^                         5.17         08/01/2024               784,750
       1,000,000   PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              4.94         09/01/2021               437,940
       1,000,000   PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              5.02         09/01/2022               411,290
       1,915,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                   REVENUE LOC)                                                      6.25         01/01/2018             2,257,574
       1,030,000   PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES
                   A (TAX INCREMENTAL REVENUE LOC)                                   5.25         10/01/2020             1,127,974
       2,045,000   PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES
                   A (TAX INCREMENTAL REVENUE LOC)                                   5.75         10/01/2031             2,140,011
       2,000,000   PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT
                   SERIES A (WATER REVENUE LOC)                                      5.50         05/01/2019             2,300,480
       7,000,000   PICO RIVERA WATER AUTHORITY CA SERIES A (WATER REVENUE LOC)       6.25         12/01/2032             7,106,540
       2,515,000   PLACENTIA REDEVELOPMENT AUTHORITY CA SERIES A (TAX
                   INCREMENTAL REVENUE LOC)                                          5.85         08/01/2032             2,637,053
       2,680,000   PONOMA UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX
                   REVENUE LOC)                                                      6.55         08/01/2029             3,425,201
       2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)       5.50         11/01/2020             2,190,980
       5,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)       5.00         11/01/2021             5,178,000
       3,600,000   PORT REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE LOC)              5.13         06/01/2030             3,497,148
       1,500,000   RANCHO CUCAMONGA CA REDEVELOPMENT PROJECT TAX ALLOCATION
                   REVENUE MBIA INSURED (TAX ALLOCATION REVENUE LOC)                 5.13         09/01/2030             1,533,930
       1,000,000   REDLANDS CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE
                   REDEVELOPMENT PROJECT AREA CLASS A (TAX REVENUE LOC)              4.63         08/01/2022             1,009,700


@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      1,345,000   RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
                   (TAX INCREMENTAL REVENUE LOC)                                     4.88%        09/01/2018     $      1,369,721
       1,000,000   RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
                   (TAX INCREMENTAL REVENUE LOC)                                     5.00         09/01/2021            1,016,960
       3,115,000   RICHMOND CALIFORNIA WASTEWATER REVENUE (SEWER REVENUE LOC)        5.80         08/01/2018            3,530,884
       1,100,000   RICHMOND JOINT POWERS FINANCING AUTHORITY CA LEASE & GAS TAX
                   SERIES A (LEASE REVENUE LOC)                                      5.25         05/15/2013            1,090,463
       8,595,000   RIVERSIDE COUNTY ASSET LEASING CORPORATION CA RIVERSIDE
                   COUNTY HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)^      5.31         06/01/2026            2,760,886
          35,000   RIVERSIDE COUNTY CA GNMA SERIES A (HOUSING REVENUE LOC)           6.85         10/01/2016               36,039
       4,560,000   RIVERSIDE COUNTY PUBLIC FINANCING AUTHORITY CA REDEVELOPMENT
                   PROJECTS SERIES A (TAX ALLOCATION REVENUE LOC)                    5.50         10/01/2022            4,665,017
       2,000,000   ROBLA CA SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE
                   LOC)^                                                             5.21         08/01/2025              684,880
       3,990,000   ROCKLIN REDEVELOPMENT AGENCY CA ROCKLIN REDEVELOPMENT PROJECT
                   SERIES A (TAX INCREMENTAL REVENUE LOC)                            5.50         09/01/2031            4,117,082
           5,000   SACRAMENTO CITY FINANCING AUTHORITY CA UNREFUNDED BALANCE
                   (OTHER REVENUE LOC)                                               6.70         11/01/2011                5,019
       2,085,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
                   AUTHORITY (SEWER REVENUE LOC)                                     4.75         12/01/2023            2,130,203
       2,870,000   SACRAMENTO COUNTY HOUSING AUTHORITY VERANDAS APARTMENTS
                   PROJECT SERIES H (HOUSING REVENUE LOC)                            5.70         03/01/2034            2,970,335
         300,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT CA ESCROWED TO MATURITY
                   SERIES C (ELECTRIC REVENUE LOC)                                   5.75         11/15/2008              301,338
       2,500,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC
                   REVENUE LOC)                                                      6.25         08/15/2010            2,888,750
       1,000,000   SAN DIEGO CA PUBLIC FACILITIES FINANCE AUTHORITY SERIES A
                   (LEASE REVENUE LOC)                                               5.25         05/15/2020            1,007,220
       3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE
                   REVENUE LOC)                                                      6.25         09/01/2029            3,311,168
       4,500,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION CA SERIES
                   A (SALES TAX REVENUE LOC)                                         6.00         04/01/2008            4,902,480
       3,910,000   SAN DIEGO REDEVELOPMENT AGENCY CA CAPITAL APPRECIATION TAX
                   ALLOCATION CENTRE (TAX INCREMENTAL REVENUE LOC)^                  5.18         09/01/2023            1,485,839
       1,060,000   SAN DIEGO REDEVELOPMENT AGENCY CA CENTRE CITY SUB PARKING
                   SERIES B   (PARKING FACILITIES REVENUE LOC)                       5.30         09/01/2020            1,091,355
       1,430,000   SAN ELIJO CA JOINT POWERS AUTHORITY REVENUE SAN ELIJO
                   WASTEWATER FACILITIES FSA INSURED (SEWER REVENUE LOC)             5.00         03/01/2020            1,520,805
       2,500,000   SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION CA SECOND
                   SERIES 27B (AIRPORT REVENUE LOC)                                  5.00         05/01/2019            2,649,050
       2,390,000   SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
                   ISSUE 15A (AIRPORT REVENUE LOC)                                   5.00         05/01/2017            2,475,705
       2,000,000   SAN FRANSISCO CA CITY AND COUNTY REDEVELOPEMENT AGENCY
                   COLLATERALIZED BY FANNIE MAE (MULTI-FAMILY HOUSING REVENUE
                   LOC)+/-                                                           1.55         06/15/2034            2,000,000
       5,055,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY (TOLL
                   ROAD REVENUE LOC)^                                                4.95         01/01/2023            2,070,680
       6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                   REVENUE (TOLL ROAD REVENUE LOC)^                                  5.02         01/01/2024            2,309,880
       5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                   REVENUE (TOLL ROAD REVENUE LOC)^                                  5.04         01/01/2025            1,824,600
       5,510,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                   REVENUE SR LIEN - CABS   (TOLL ROAD REVENUE LOC)^                 4.61         01/01/2019            2,877,653
       4,000,000   SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY CA SENIOR
                   LIEN (TOLL ROAD REVENUE LOC)                                      7.55         01/01/2008            4,760,720
       2,300,000   SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE LOC)^            4.34         04/01/2016            1,403,575
       3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                   REVENUE LOC)                                                      6.20         01/01/2041            3,463,746
       1,205,000   SAN JOSE UNIFIED SCHOOL DISTRICT (LEASE REVENUE LOC)^             4.98         01/01/2021              541,720
       1,170,000   SAN JUAN UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION -
                   SCHOOL DISTRICTS LOC)                                             5.25         08/01/2018            1,292,569
       5,020,000   SAN MARCOS CA PUBLIC FINANCING AUTHORITY REVENUE SERIES A
                   (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                    6.25         09/02/2022            6,030,325

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      1,310,000   SAN MARCOS PUBLIC FACILITIES AUTHORITY CA ESCROWED TO
                   MATURITY (STATE & LOCAL GOVERNMENTS LOC)^                         4.17%        01/01/2015     $         858,024
       1,000,000   SAN MATEO REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE LOC)      5.40         08/01/2018             1,067,300
       3,365,000   SAN RAFAEL CA CITY HIGH SCHOOL DISTRICT ELECTION OF 2002
                   SERIES B FSA INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS
                   LOC)^                                                             4.80         08/01/2019             1,664,800
       3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES
                   C (LEASE REVENUE LOC)                                             5.60         09/01/2019             3,095,760
       3,000,000   SANTA CLARA COUNTY HOUSING AUTHORITY CA BLOSSOM RIVER
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)                         6.50         09/01/2039             2,972,400
       4,284,000   SANTA CLARA COUNTY HOUSING AUTHORITY CA THE WILLOWS
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)                         6.40         06/01/2030             4,027,474
       6,000,000   SIMI VALLEY CA UNIFIED SCHOOL DISTRICT ELECTION 2004 SERIES A
                   MBIA INSURED (GENERAL OBLIGATION - STATES, TERRITORIES LOC)^      5.36         06/01/2029             1,627,260
       1,750,000   SIMI VALLEY UNIFIED SCHOOL DISTRICT CAPITAL IMPROVEMENT
                   PROJECTS   (LEASE REVENUE LOC)                                    5.25         08/01/2022             1,962,485
       1,000,000   SONOMA VALLEY UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)                                                              6.00         07/15/2021             1,080,830
       1,765,000   SOUTH GATE PUBLIC FINANCING AUTHORITY CA SOUTH GATE
                   REDEVELOPMENT PROJECT NO.1 (TAX INCREMENTAL REVENUE LOC)          5.25         09/01/2019             1,920,338
          25,000   SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA & FNMA
                   SERIES A   (HOUSING REVENUE LOC)                                  6.75         09/01/2022                25,009
          30,000   SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA SERIES A
                   (HOUSING REVENUE LOC)                                             7.63         10/01/2022                30,005
       1,270,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC
                   REVENUE LOC)                                                      6.75         07/01/2011             1,512,862
          10,000   STOCKTON CA MORTGAGE BACKED SECURITIES PROGRAM SERIES A
                   (HOUSING REVENUE LOC)                                             7.50         02/01/2023                10,530
       5,690,000   SULPHUR SPRINGS UNION SCHOOL DISTRICT CA INTEREST ACCRUAL
                   SERIES A (PROPERTY TAX REVENUE LOC)^                              4.01         09/01/2013             3,994,209
       2,705,000   TORRANCE CA (LEASE REVENUE LOC)                                   5.75         04/01/2016             2,809,440
       5,725,000   UNION CITY COMMUNITY REDEVELOPMENT AGENCY SERIES A COMMUNITY
                   REDEVELOPMENT PROJECT (SPECIAL FACILITIES REVENUE LOC)            5.38         10/01/2034             6,000,888
       3,275,000   VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER
                   REVENUE LOC)                                                      5.70         05/01/2016             3,518,267
       2,595,000   VERNON CALIFORNIA MALBURG GENERATING STATION PROJECT
                   (ELECTRIC REVENUE LOC)                                            5.50         04/01/2021             2,684,164
       2,500,000   VISTA COMMUNITY DEVELOPMENT COMMISSION CA VISTA REDEVELOPMENT
                   PROJECT AREA (TAX INCREMENTAL REVENUE LOC)                        5.88         09/01/2037             2,578,875
       1,135,000   WALNUT VALLEY UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY
                   TAX REVENUE LOC)                                                  5.75         08/01/2015             1,161,355
         900,000   WESTMINSTER REDEVELOPMENT AGENCY CA ROSE GARDENS APARTMENT
                   PROJECT SERIES A (HOUSING REVENUE LOC)                            6.50         08/01/2010               909,486
       2,395,000   WINDSOR JOINT POWERS FINANCING AUTHORITY CA WINDSOR CIVIC
                   CENTER SERIES A (LEASE REVENUE LOC)                               5.38         10/01/2018             2,629,471
       1,600,000   YORBA LINDA REDEVELOPMENT AGENCY CA SERIES A CAPITAL
                   APPRECIATION YORBA LINDA REDEVELOPMENT (SPECIAL TAX REVENUE
                   LOC)^                                                             4.88         09/01/2019               779,728
       2,270,000   YUBA CITY CA REDEVELOPEMENT AGENCY REDEVELOPEMENT PROJECT
                   (TAX INCREMENTAL REVENUE LOC)                                     5.70         09/01/2024             2,288,705

                                                                                                                       492,751,114
                                                                                                                 -----------------

PUERTO RICO - 0.83%
       3,800,000   CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT   (OTHER
                   REVENUE LOC)                                                      6.00         07/01/2010             4,393,674
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $464,398,267)                                                                      497,144,788
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SHORT-TERM INVESTMENTS - 0.34%

MUTUAL FUND - 0.34%

       1,781,000   WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~++                                         $       1,781,000
                                                                                                                 -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,781,000)                                                                           1,781,000
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $479,175,415)*                                      97.77%@                                                $     513,026,848
                                                          -----                                                  -----------------

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $1,108,716.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,781,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8
WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INVESTMENT COMPANIES - 2.56%
           8,248   BLACKROCK STRATEGIC MUNICIPAL TRUST                                                           $         119,348
          50,096   DREYFUS MUNICIPAL INCOME FUND                                                                           513,484
          27,791   DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                   239,280
          17,748   MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                   234,274
          15,692   NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                238,048
          25,652   NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                               397,606
          18,339   NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                    260,781
          15,188   SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                   206,557
          12,543   SELIGMAN SELECT MUNICIPAL FUND                                                                          134,963
           7,778   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                             118,226
           8,528   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                          122,291
          12,032   VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                        184,811

                                                                                                                         2,769,669
                                                                                                                 -----------------

TOTAL INVESTMENT COMPANIES (COST $2,277,546)                                                                            2,769,669
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 96.73%

COLORADO - 95.67%
$      1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON, CO
                   (PROPERTY TAX REVENUE LOC)                                        5.50%        12/01/2019             1,410,625
       1,380,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT NO. 27J BRIGHTON,
                   CO (PROPERTY TAX REVENUE LOC)                                     5.00         12/01/2015             1,513,598
       1,100,000   ADAMS COUNTY CO SCHOOL DISTRICT #012 SERIES A FSA INSURED
                   (PROPERTY TAX REVENUE LOC)                                        5.00         12/15/2016             1,199,902
       1,250,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE
                   (WATER REVENUE LOC)                                               6.25         12/01/2020             1,369,387
       1,500,000   AURORA HOUSING AUTHORITY CO RIVER FALLS PROJECT SERIES A
                   (HOUSING REVENUE LOC)                                             5.60         07/01/2019             1,487,970
         725,000   BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL
                   IMPROVEMENTS DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)             7.00         12/01/2011               727,733
         700,000   BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #97-1
                   PROJECT (SPECIAL TAX REVENUE LOC)                                 6.00         12/01/2009               702,009
       1,000,000   BOULDER CO WATER & SEWER REVENUE (WATER REVENUE LOC)              5.60         12/01/2017             1,127,390
       1,235,000   BOULDER COUNTY CO IDR UNIVERSITY CORPORATION FOR ATMOSPHERIC
                   PROJECT (OTHER REVENUE LOC)                                       5.50         09/01/2020             1,387,769
       1,000,000   BOULDER COUNTY COLORADO OPEN SPACE CAP IMP TR FD (SALES TAX
                   REVENUE LOC)                                                      5.00         07/15/2017             1,073,240
         500,000   CENTENNIAL 25 METROPOLITAN DISTRICT CO ARAPAHOE COUNTY GO
                   (PROPERTY TAX REVENUE LOC)                                        6.38         12/01/2016               512,190
       1,250,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER
                   REVENUE LOC)                                                      5.25         06/01/2021             1,300,500
       1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
                   CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)               6.25         12/15/2012             1,103,660
       1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
                   CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)               7.13         12/15/2030             1,080,030
       3,750,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                   ALEXANDER DAWSON SCHOOL CO PROJECT (PRIVATE SCHOOL REVENUE
                   LOC)                                                              5.30         02/15/2029             3,863,625
         500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                   SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE LOC)                 7.00         11/01/2029               591,940
         600,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                   SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)             6.75         06/01/2029               579,012
       1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                   SCHOOL UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL
                   REVENUE LOC)                                                      5.75         06/01/2016             1,128,310
       1,500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                   CHARTER SCHOOL PROJECT (LEASE REVENUE LOC)                        6.00         12/01/2021             1,745,490

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
COLORADO (continued)
$      1,040,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                   CHARTER SCHOOL COLLEGIATE PROJECT XLCA INSURED (EDUCATIONAL
                   FACILITIES REVENUE LOC)                                           5.00%        06/15/2019     $       1,109,982
       1,445,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                   PARKER CORE CHARTER XLCA INSURED (EDUCATIONAL FACILITIES
                   REVENUE LOC)                                                      5.00         11/01/2024             1,485,287
       1,350,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                   XLCA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)                 5.25         06/01/2024             1,430,770
         100,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A
                   JOHNSON & WALES UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.00         04/01/2023               103,215
       1,165,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                   COLLEGIATE PROJECT XLCA INSURED (EDUCATIONAL FACILITIES
                   REVENUE LOC)                                                      5.25         06/15/2024             1,239,630
       1,150,000   COLORADO EDUCATIONAL AND CULTURAL FACILITIES AUTHORITY
                   REVENUE STUDENT HOUSING UNIVERSITY OF COLORADO FOUNDATION
                   PJ (HOUSING REVENUE LOC)                                          5.00         07/01/2032             1,168,756
       2,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                   INITIATIVES (HEALTHCARE FACILITIES REVENUE LOC)                   5.25         09/01/2021             2,083,440
       1,040,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED
                   SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                      5.50         01/01/2023             1,076,858
       1,000,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED
                   SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                      5.63         01/01/2033             1,022,750
         415,000   COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL
                   & RESEARCH (HEALTHCARE FACILITIES REVENUE LOC)                    5.00         01/01/2008               430,338
       2,000,000   COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       6.50         09/01/2020             2,182,960
       1,250,000   COLORADO HEALTH FACILITIES AUTHORITY SISTERS OF CHARITY
                   SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                      6.25         05/15/2011             1,477,563
       1,000,000   COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       5.75         09/15/2022             1,011,560
         700,000   COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     6.10         08/01/2023               707,077
         605,000   COLORADO HOUSING & FINANCE AUTHORITY AMT-SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     6.50         08/01/2031               620,639
         400,000   COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE
                   APARTMENTS PROJECT (HOUSING REVENUE LOC)+/-                       1.68         02/15/2028               400,000
         365,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES A-3 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     6.50         05/01/2016               366,106
       2,515,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)+/-                                  6.70         08/01/2017             2,588,564
         575,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     6.55         08/01/2033               591,255
          15,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     7.50         12/01/2016                15,002
         120,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C-2 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     7.45         06/01/2017               120,439
         705,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C-3 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     6.38         08/01/2033               724,127
         130,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES D-2 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     7.10         06/01/2014               130,389
       3,160,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING
                   REVENUE LOC)+/-                                                  10.82         04/01/2011             3,432,898
         700,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING
                   REVENUE LOC)                                                      6.60         08/01/2017               708,232
       1,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                   SERIES A-3 CLASS III (HOUSING REVENUE LOC)%%                      5.25         05/01/2032             1,059,830
       1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                   FACILITES ENTERPRISE MBIA (COLLEGE AND UNIVERSITY REVENUE
                   LOC)                                                              5.00         06/01/2023             1,372,628
       2,255,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                   A (OTHER REVENUE LOC)                                             5.25         09/01/2015             2,524,179
       1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                   A (OTHER REVENUE LOC)                                             5.63         09/01/2015             1,140,760
       1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                   A (OTHER REVENUE LOC)                                             5.13         09/01/2018             1,083,120
       1,810,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                   A (WATER REVENUE LOC)                                             4.88         09/01/2017             1,899,070

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
COLORADO (continued)
$      1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                   A (WATER REVENUE LOC)                                             5.00%        09/01/2019     $       1,060,590
       1,000,000   COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                   B (OTHER REVENUE LOC)                                             5.00         09/01/2019             1,065,790
       2,000,000   DENVER CITY & COUNTY BOARD OF WATER COMMISSION (LEASE
                   REVENUE LOC)                                                      5.00         11/15/2016             2,166,660
       1,000,000   DENVER CITY & COUNTY CO COLORADO CONVENTION CENTER PROJECT
                   SERIES A (SALES TAX REVENUE LOC)                                  5.50         09/01/2016             1,116,500
       1,000,000   DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT
                   SERIES B (RECREATIONAL FACILITIES REVENUE LOC)                    5.13         12/01/2017             1,068,750
       1,000,000   DENVER CITY & COUNTY CO SCHOOL DISTRICT #1 FSA INSURED
                   (PROPERTY TAX REVENUE LOC)                                        5.00         12/01/2016             1,092,130
       2,000,000   DENVER CITY & COUNTY CO SERIES B (AIRPORT REVENUE LOC)            5.50         11/15/2015             2,243,540
       1,000,000   DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE LOC)            5.60         11/15/2010             1,071,390
       2,000,000   DENVER CO CITY & COUNTY COLORADO CONVENTION CENTER PROJECT
                   SERIES A FSA INSURED (SALES TAX REVENUE LOC)                      5.50         09/01/2017             2,233,000
         900,000   DENVER CO GATEWAY CENTER METROPOLITAN DISTRICT CO (PROPERTY
                   TAX REVENUE LOC)                                                  6.40         12/01/2018               910,701
       1,000,000   DOUGLAS COUNTY CO AUTUMN CHASE PROJECT (HOUSING REVENUE
                   LOC)+/-                                                           1.69         12/01/2029             1,000,000
       1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE
                   LOC)                                                              5.35         08/01/2018             1,550,063
       1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
                   COUNTIES FGIC INSURED (PROPERTY TAX REVENUE LOC)                  5.75         12/15/2022             1,144,520
       2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
                   (PROPERTY TAX REVENUE LOC)                                        7.10         12/01/2017             3,286,850
       1,160,000   EL PASO COUNTY CO SCHOOL DISTRICT #49 FALCON PROJECT
                   (PROPERTY TAX REVENUE LOC)                                        5.63         12/01/2016             1,321,356
       1,500,000   ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT (HOUSING REVENUE
                   LOC)                                                              6.65         12/01/2026             1,513,905
       1,000,000   FORT COLLINS CO LEASE REVENUE SERIES A AMBAC INSURED (LEASE
                   REVENUE LOC)%%                                                    5.38         06/01/2025             1,079,320
       1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION LEASE REVENUE
                   (LEASE REVENUE LOC)                                               5.75         12/01/2019             1,361,604
       1,395,000   GARFIELD COUNTY COLORADO SCHOOL DISTRICT REVENUE-2 GARFIELD
                   (PROPERTY TAX REVENUE LOC)                                        5.25         12/01/2021             1,503,322
       1,000,000   GOLDEN COLORADO SERIES B (SALES TAX REVENUE LOC)                  5.25         12/01/2016             1,108,730
       1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE
                   LOC)                                                              5.75         12/01/2019             1,314,330
       1,000,000   HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 (PROPERTY TAX
                   REVENUE LOC)                                                      6.50         06/15/2011             1,196,820
       3,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
                   REVENUE LOC)                                                      6.50         12/15/2011             3,627,030
         500,000   LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL
                   CENTER PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                6.00         04/01/2019               513,165
         500,000   LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL
                   CENTER PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                6.10         04/01/2024               508,605
       1,090,000   LARIMER COUNTY CO FAIRGROUNDS & EVENTS CENTER PROJECT
                   (SALES TAX REVENUE LOC)                                           5.25         12/15/2015             1,220,887
       2,000,000   METEX METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                   REVENUE LOC)                                                      5.80         12/01/2016             2,224,160
         865,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER
                   REVENUE LOC)                                                      6.50         12/01/2016               873,953
         265,000   PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE
                   REVENUE (LEASE REVENUE LOC)                                       6.90         07/01/2015               266,789
         600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                   REVENUE LOC)                                                      7.38         09/01/2010               724,344
       1,730,000   UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES
                   SYSTEM (COLLEGE AND UNIVERSITY REVENUE LOC)                       5.50         06/01/2019             1,934,140
       1,000,000   WELD COUNTY CO SCHOOL DISTRICT #6 GREELEY FSA STATE AID
                   WITHHOLDING INSURED (PROPERTY TAX REVENUE LOC)                    5.00         12/01/2016             1,090,510

                                                                                                                       103,605,258
                                                                                                                 -----------------
PUERTO RICO - 1.06%
       1,000,000   CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT   (OTHER
                   REVENUE LOC)                                                      6.00         07/01/2026             1,156,230
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $98,094,056)                                                                       104,761,488
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
SHORT-TERM INVESTMENTS - 0.69%
         747,000   WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~++                                           $         747,000
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $747,000)                                                                               747,000
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $101,118,602)*                                     99.98%  @                                               $     108,278,157
                                                        ------                                                   -----------------

+/-  VARIABLE RATE SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $747,000.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,052,396.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


4
WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 98.73%

MINNESOTA - 97.51%
$      2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SCHOOL
                   DISTRICT CENTER FOR ENHANCEMENT PROGRAM SERIES A FSA SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)        5.00%        02/01/2018     $       3,072,059
         895,000   ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIES PRESBYTERIAN
                   HOMES SERIES A UNITED STATES BANK INSURED (HOUSING REVENUE
                   LOC)+/-                                                           1.77         09/01/2029               895,000
         650,000   AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD
                   RESIDENCE PROJECT SERIES A (HOUSING REVENUE LOC)                  7.15         01/01/2020               693,400
       1,500,000   AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A
                   COURTYARD RESIDENCE PROJECT (HOUSING REVENUE LOC)                 7.25         01/01/2032             1,592,910
       1,055,000   BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           5.63         09/01/2021             1,100,291
         160,000   BLAINE MN BALL CORPORATION PROJECT ESCROWED TO MATURITY
                   (INDUSTRIAL DEVELOPMENT REVENUE LOC)                              7.13         12/01/2004               161,406
       3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING
                   SERIES B SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY
                   TAX REVENUE LOC)                                                  5.00         02/01/2016             3,218,670
       3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING
                   SERIES B SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY
                   TAX REVENUE LOC)                                                  5.00         02/01/2019             3,179,850
       2,195,000   BRECKENRIDGE MN CATHOLIC HEALTH CORPORATION MBIA INSURED
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.00         11/15/2005             2,244,651
       4,805,000   BURNSVILLE MN FAIRVIEW COMMUNITY HOSPITALS ZERO COUPON
                   ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)^         5.85         05/01/2012             3,103,790
         750,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A FSA
                   SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      5.70         02/01/2017               830,122
       1,250,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER
                   REFUNDING (PROPERTY TAX REVENUE LOC)                              5.75         02/01/2007             1,311,562
       1,000,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER
                   REFUNDING (PROPERTY TAX REVENUE LOC)                              5.75         02/01/2009             1,049,250
         500,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER
                   REFUNDING (PROPERTY TAX REVENUE LOC)                              6.00         02/01/2013               526,265
         210,000   CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED
                   (PROPERTY TAX REVENUE LOC)                                        9.75         02/01/2005               215,670
         290,000   CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED
                   (PROPERTY TAX REVENUE LOC)                                        9.75         02/01/2005               297,830
         945,000   CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                 5.63         10/01/2014             1,025,864
         995,000   CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                 5.70         10/01/2015             1,078,401
         220,000   CITY OF MINNEAPOLIS MN ABBOTT NORTHWESTERN HOSPITAL
                   INCORPORATED ESCROWED TO MATURITY (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      6.50         12/01/2006               230,595
       1,000,000   CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
                   (HEALTHCARE FACILITIES REVENUE LOC)                               6.00         11/15/2023             1,073,700
         500,000   CITY OF MINNEAPOLIS MN EBENEZER SOCIETY PROJECT SERIES A
                   (HEALTHCARE FACILITIES REVENUE LOC)                               7.20         07/01/2023               487,395
         575,000   CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES
                   SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                      5.50         11/15/2012               507,190
         710,000   CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES
                   SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                      5.88         11/15/2018               593,091
       1,000,000   CITY OF NEW HOPE MN MASONIC HOME NORTH RIDGE  (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           5.90         03/01/2019             1,021,990
         500,000   CITY OF PINE RIVER MN EVANGELICAL LUTHERAN GOOD SAMARITAN
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       6.40         08/01/2015               510,265
         180,000   CITY OF ST CLOUD MN (LEASE REVENUE LOC)                           5.20         12/01/2005               186,131
         185,000   CITY OF ST CLOUD MN (LEASE REVENUE LOC)                           5.30         12/01/2006               190,890
         400,000   CITY OF ST CLOUD MN (LEASE REVENUE LOC)                           5.90         12/01/2017               406,976
       1,335,000   CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES
                   A FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                 5.75         05/01/2010             1,512,942

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
MINNESOTA (continued)
$      1,750,000   CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES
                   A FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                 5.38%        05/01/2011     $       1,945,930
       4,875,000   CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES
                   A FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                 5.75         05/01/2026             5,360,989
       1,890,000   COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A
                   (PROPERTY TAX REVENUE LOC)                                        5.00         02/01/2017             2,070,589
       1,000,000   CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           5.75         06/01/2014             1,004,200
       1,000,000   CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           6.00         06/01/2019             1,004,400
       1,395,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
                   MULTIFAMILY HOUSING COLLATERALIZED BY GNMA (HOUSING REVENUE
                   LOC)                                                              7.38         12/01/2029             1,426,973
         695,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
                   FACILITIES BENEDICTINE HEALTH SYSTEMS - ST MARY'S (HEALTH
                   FACILITIES FINANCING AUTHORITY REVENUE LOC)                       5.25         02/15/2021               713,070
         155,000   EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                        5.90         02/01/2015               161,223
         255,000   EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                        6.00         02/01/2018               264,139
         300,000   EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                        6.10         02/01/2021               308,145
       1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A MBIA
                   SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      5.00         02/01/2018             1,079,810
       1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT NUMBER 728 SERVICE A
                   FGIC INSURED (PROPERTY TAX REVENUE LOC)                           5.00         02/01/2019             1,079,760
         580,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                   HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                    5.10         09/01/2014               605,816
         605,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                   HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                    5.20         09/01/2015               631,820
         560,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                   HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                    5.30         09/01/2016               584,354
         670,000   FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                   HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                    5.40         09/01/2017               698,127
         700,000   GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE
                   LOC)                                                              7.20         04/01/2016               758,674
         600,000   GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE
                   LOC)                                                              7.40         04/01/2021               651,594
         585,000   GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE
                   LOC)                                                              7.50         04/01/2031               628,933
       1,075,000   HIBBING MN THE DULUTH CLINIC LIMITED FSA INSURED PREREFUNDED
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.50         11/01/2013             1,238,991
       2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 FSA SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)        5.00         02/01/2017             2,993,374
       1,735,000   LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 BUILDING
                   SERIES A FSA SCHOOL DISTRICT CREDIT PROGRAM INSURED
                   (PROPERTY TAX REVENUE LOC)                                        5.00         04/01/2019             1,861,603
       1,080,000   LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                   (LEASE REVENUE LOC)                                               5.25         02/01/2016             1,092,701
         500,000   LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                   (LEASE REVENUE LOC)                                               5.35         02/01/2019               505,265
         850,000   MARSHALL MN WEINER MEMORIAL MEDICAL CENTER PROJECT SERIES A
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.85         11/01/2023               883,320
         500,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                   HEALTH CARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.63         12/01/2022               512,370
         500,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                   HEALTH CARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.88         12/01/2029               510,790
         500,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                   HEALTHCARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.25         12/01/2016               512,805
       4,660,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   SUBORDINATED SERIES C FGIC INSURED (AIRPORT REVENUE LOC)          5.25         01/01/2021             5,031,495
       5,000,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS SERIES A MBIA
                   INSURED (AIRPORT REVENUE LOC)                                     5.00         01/01/2022             5,244,200
       1,130,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                   EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              6.00         02/01/2022             1,211,496

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
MINNESOTA (continued)
$      5,360,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                   CARE SYSTEM FAIRVIEW HOSPITAL SERIES A MBIA INSURED
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.50%        11/15/2017     $       5,906,988
       2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                   CARE SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)         5.88         11/15/2010             2,285,719
       2,000,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                   CARE SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)         6.38         11/15/2022             2,195,900
       2,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY COLLEGE AT ST
                   BENEDICT SERIES 4-T (COLLEGE AND UNIVERSITY REVENUE LOC)          5.35         03/01/2020             2,030,960
         700,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY MACALESTER
                   COLLEGE SERIES 4-C GENERAL OBLIGATION OF INSTITUTION
                   INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                      5.55         03/01/2016               710,143
         600,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY NORTHWESTERN
                   COLLEGE SERIES 4-Z (COLLEGE AND UNIVERSITY REVENUE LOC)           5.20         10/01/2013               614,346
       1,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST JOHNS
                   UNIVERSITY SERIES 4-L (COLLEGE AND UNIVERSITY REVENUE LOC)        5.35         10/01/2017             1,051,420
         895,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST MARY'S
                   UNIVERSITY SERIES 5-E (COLLEGE AND UNIVERSITY REVENUE LOC)        6.75         03/01/2019               987,686
       1,765,000   MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA
                   GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)        5.80         08/01/2011             1,810,413
         755,000   MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA
                   GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)        5.90         08/01/2015               773,800
         140,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES A GENERAL OBLIGATION OF AGENCY INSURED (HOUSING
                   REVENUE LOC)                                                      5.75         07/01/2018               142,869
         840,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES A GENERAL OBLIGATION OF AGENCY INSURED (HOUSING
                   REVENUE LOC)                                                      5.85         07/01/2020               857,707
       1,160,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES A MBIA INSURED (HOUSING REVENUE LOC)                       5.35         07/01/2017             1,215,390
       1,325,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES D AMBAC GENERAL OBLIGATION OF AGENCY INSURED
                   (HOUSING REVENUE LOC)                                             5.80         07/01/2021             1,333,957
         105,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES D-2 REMARKET 3/24/93 GENERAL OBLIGATION OF AGENCY
                   INSURED (HOUSING REVENUE LOC)                                     5.60         01/01/2006               106,324
         790,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES I REMARKET 8/12/92 GENERAL OBLIGATION OF AGENCY
                   INSURED (HOUSING REVENUE LOC)                                     6.25         01/01/2015               793,982
       1,260,000   MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES M REMARKET 12/12/96 GENERAL OBLIGATION OF AGENCY
                   INSURED (HOUSING REVENUE LOC)                                     5.88         01/01/2017             1,299,854
       4,490,000   MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES A (OTHER
                   REVENUE LOC)                                                      5.00         03/01/2018             4,822,036
       2,000,000   MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES B (WATER
                   REVENUE LOC)                                                      5.13         03/01/2015             2,169,460
       1,000,000   MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS
                   RIDGE RECREATIONAL AREA (RECREATIONAL FACILITIES REVENUE
                   LOC)                                                              7.25         11/01/2016             1,009,690
       1,100,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                   SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      5.65         02/01/2010             1,210,803
       1,650,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                   SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      5.75         02/01/2022             1,821,452
         505,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                   FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)           5.20         12/01/2009               530,492
         725,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                   FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)           5.40         12/01/2011               750,455
         825,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                   FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)           5.45         12/01/2012               847,028
         500,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                   FACILITIES SERIES A (HOUSING REVENUE LOC)                         5.30         12/01/2010               519,800
         700,000   MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                   FACILITIES SERIES A RADIAN INSURED (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.75         12/01/2019               761,355
       1,260,000   MOORHEAD MN FHA INSURED ESCROWED TO MATURITY (HOUSING
                   REVENUE LOC)                                                      7.10         08/01/2011             1,458,034
       1,430,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                   SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      5.38         02/01/2017             1,587,114

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
MINNESOTA (continued)
$      2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                   SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      5.38%        02/01/2019     $       2,264,135
         560,000   MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY NORTHEAST
                   SERVICE COOPERATIVE PROJECT SERIES A   (LEASE REVENUE LOC)        6.25         10/01/2019               585,861
       1,000,000   NORTHERN  MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC
                   REVENUE LOC)                                                      5.30         01/01/2021             1,083,630
       2,000,000   NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC
                   REVENUE LOC)                                                      5.40         01/01/2015             2,195,860
         360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                   REVENUE LOC)                                                      5.90         02/01/2018               382,086
         455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                   REVENUE LOC)                                                      6.00         02/01/2022               476,744
       1,000,000   OTTER TAIL COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY SERIES
                   A (LEASE REVENUE LOC)                                             5.00         02/01/2019             1,024,590
       1,120,000   OWATONNA MN HOUSING REVENUE SECOND CENTURY PROJECT SERIES A
                   (HOUSING REVENUE LOC)+/-                                          1.89         01/01/2030             1,120,000
         115,000   RED WING MN RIVER REGION OBLIGATED GROUP SERIES B PREREFUNDED
                   (HEALTHCARE FACILITIES REVENUE LOC)                               6.35         09/01/2005               119,769
         300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY SENIOR HOUSING
                   PROJECT SERIES A   (HOUSING REVENUE LOC)                          6.63         01/01/2019               280,188
       2,805,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)        5.00         02/01/2019             2,985,333
       1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)        5.00         02/01/2020             1,059,070
       1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL
                   BUILDING FSA SCHOOL DISTRICT CREDIT PROGRAM INSURED
                   (PROPERTY TAX REVENUE LOC)                                        5.00         02/01/2018             1,067,570
       1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER
                   REFUNDING (PROPERTY TAX REVENUE LOC)                              5.60         02/01/2018             1,330,477
       2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER
                   REFUNDING (PROPERTY TAX REVENUE LOC)                              5.63         02/01/2020             3,231,702
       2,285,000   ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION
                   MAYO MEDICAL CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.80         11/15/2007             2,526,205
       1,650,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.90         11/15/2009             1,883,508
       1,875,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.90         11/15/2010             2,163,600
       2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL
                   APPRECIATION SERIES A SCHOOL DISTRICT CREDIT PROGRAM
                   INSURED (PROPERTY TAX REVENUE LOC)^                               2.98         04/01/2009             1,750,600
       3,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL
                   APPRECIATION SERIES A SCHOOL DISTRICT CREDIT PROGRAM
                   INSURED (PROPERTY TAX REVENUE LOC)^                               3.33         04/01/2010             2,501,460
       2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL
                   APPRECIATION SERIES A SCHOOL DISTRICT CREDIT PROGRAM
                   INSURED   (PROPERTY TAX REVENUE LOC)^                             3.55         04/01/2011             1,590,940
       2,000,000   SHAKOPEE MN HEALTHCARE FACILITIES REVENUE ST. FRANCIS
                   REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE
                   LOC)%%                                                            5.25         09/01/2034             1,966,700
         695,000   SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT NO.833
                   SERIES A (PROPERTY TAX REVENUE LOC)                               5.50         02/01/2017               769,219
       5,000,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY CAPITAL
                   APPRECIATION SERIES A (ELECTRIC REVENUE LOC)^                     4.58         01/01/2020             2,506,150
         975,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY PREREFUNDED SERIES
                   A (ELECTRIC REVENUE LOC)                                          5.00         01/01/2009             1,068,181
       1,450,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A
                   (ELECTRIC REVENUE LOC)                                            5.25         01/01/2017             1,649,767
       2,025,000   ST LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)        5.45         02/01/2013             2,233,292
       1,050,000   ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)        5.00         02/01/2018             1,123,017
       2,000,000   ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL
                   DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)        5.00         02/01/2019             2,128,580
         500,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       5.20         05/15/2013               518,075

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
MINNESOTA (continued)
$      1,700,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       5.25%        05/15/2018     $       1,728,475
       3,000,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       5.30         05/15/2028             2,998,200
       2,500,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY ST PAUL ACADEMY
                   & SUMMIT SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)              5.50         10/01/2024             2,613,150
         215,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                   REVENUE LOC)                                                      6.10         02/01/2006               215,731
         230,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                   REVENUE LOC)                                                      6.20         02/01/2007               230,810
         245,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                   REVENUE LOC)                                                      6.25         02/01/2008               245,872
         260,000   ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                   REVENUE LOC)                                                      6.30         02/01/2009               260,967
       1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.75         07/01/2011             1,155,020
       2,795,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.75         07/01/2017             3,326,022
       7,285,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.50         07/01/2021             8,463,422
          10,000   VADNAIS HEIGHTS MINNESOTA (HOUSING REVENUE LOC)                   6.00         11/01/2009                10,021
         345,000   WACONIA MN HOUSING & REDEVELOPMENT AUTHORITY EVANGELICAL
                   LUTHERAN SERIES A                                                 5.85         06/01/2006               348,612
       2,745,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A
                   (ELECTRIC REVENUE LOC)                                            6.38         01/01/2016             3,160,209

                                                                                                                       186,843,109
                                                                                                                 -----------------
PUERTO RICO - 1.22%
       2,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES LL MBIA INSURED
                   (ELECTRIC REVENUE LOC)                                            5.50         07/01/2016             2,342,560
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $176,317,195)                                                                      189,185,669
                                                                                                                 -----------------
SHARES

SHORT-TERM INVESTMENTS - 0.73%
       1,409,000   WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~++                                                   1,409,000
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,409,000)                                                                           1,409,000
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $177,726,195)*                                      99.46%@                                                $     190,594,669
                                                          -----                                                  -----------------

+/-  VARIABLE RATE SECURITIES.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $1,979,040.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,409,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5
WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 98.00%

ALABAMA - 1.14%
$      1,785,000   JEFFERSON COUNTY AL WARRANTS-SERIES A (PROPERTY TAX REVENUE
                   LOC)                                                              5.00%        04/01/2008     $       1,941,277
                                                                                                                 -----------------
ALASKA - 0.79%
         860,000   ALASKA ENERGY AUTHORITY FSA INSURED (ELECTRIC REVENUE LOC)        7.00         07/01/2009               968,825
         360,000   ALASKA STUDENT LOAN CORPORATION SERIES A AMBAC INSURED
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)               5.50         07/01/2006               368,888

                                                                                                                         1,337,713
                                                                                                                 -----------------

ARIZONA - 0.92%
       1,350,000   MARICOPA COUNTY AZ SCHOOL DISTRICT #6 WASHINGTON ELEMENTARY
                   SERIES B (PROPERTY TAX REVENUE LOC)                               7.10         07/01/2008             1,568,902
                                                                                                                 -----------------

CALIFORNIA - 0.34%
         500,000   SANTA CLARA CA REDEVELOPMENT AGENCY BAYSHORE NORTH PROJECT
                   AMBAC INSURED (TAX REVENUE LOC)                                   7.00         07/01/2010               581,215
                                                                                                                 -----------------

COLORADO - 8.77%
       1,020,000   ADAMS COUNTY CO SCHOOL DISTRICT #1 FSA INSURED (GENERAL
                   OBLIGATION - SCHOOL DISTRICTS LOC)                                5.00         12/01/2007             1,106,618
         621,000   BOWLES CO METROPOLITAN DISTRICT PREREFUNDED (PROPERTY TAX
                   REVENUE LOC)                                                      7.75         12/01/2005               668,848
       1,000,000   CENTRAL PLATTE VALLEY CO METROPOLITAN DISTRICT SERIES A USB
                   INSURED (PROPERTY TAX REVENUE LOC)+/-                             5.00         12/01/2009             1,066,720
         205,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                   SCHOOL-RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)             5.85         06/01/2008               202,657
       1,435,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                   CHARTER SCHOOL PROJECT ESCROWED TO MATURITY (LEASE REVENUE
                   LOC)                                                              5.25         12/01/2011             1,601,905
       1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                   INITIATIVES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)          5.50         12/01/2008             1,099,690
         380,000   COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
                   (HEALTHCARE FACILITIES REVENUE LOC)                               6.00         12/01/2006               406,543
         455,000   COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
                   (HEALTHCARE FACILITIES REVENUE LOC)                               6.25         12/01/2010               515,151
         500,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL STEAMBOAT
                   SPRINGS HEALTH (HEALTHCARE FACILITIES REVENUE LOC)                5.30         09/15/2009               521,150
         505,000   COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL
                   & RESEARCH CENTER (HEALTHCARE FACILITIES REVENUE LOC)             4.80         01/01/2005               507,015
          10,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM
                   SERIES C (HOUSING REVENUE LOC)                                    5.00         05/01/2005                10,020
       1,000,000   COLORADO STATE CO STUDENT OBLIGATION BOND AUTHORITY STUDENT
                   LOAN SERIES II-B GSL INSURED (HIGHER EDUCATION FACILITIES
                   AUTHORITY REVENUE LOC)                                            6.20         12/01/2008             1,026,480
         385,000   COUNTY OF BOULDER CO DEVELOPMENT OF LONGMONT UNITED HOSPITAL
                   PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                       5.00         12/01/2005               395,368
         620,000   COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN
                   INSURED (HEALTHCARE FACILITIES REVENUE LOC)                       5.00         12/01/2008               671,677
         650,000   COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN
                   INSURED (HEALTHCARE FACILITIES REVENUE LOC)                       5.50         12/01/2009               720,551
         460,000   COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN
                   INSURED (HEALTHCARE FACILITIES REVENUE LOC)                       5.50         12/01/2010               513,332
         875,000   DENVER CITY & COUNTY CO ESCROWED TO MATURITY (HOUSING
                   REVENUE LOC)                                                      7.00         08/01/2010             1,002,995
       1,350,000   DENVER CITY & COUNTY CO SERIES A AMBAC INSURED (AIRPORT
                   REVENUE LOC)                                                      4.90         11/15/2008             1,451,223
         305,000   DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE REVENUE
                   SERIES A                                                          5.25         12/01/2005               313,943
         205,000   DENVER CO WEST METROPOLITAN DISTRICT SERIES B (PROPERTY TAX
                   REVENUE LOC)                                                      5.00         12/01/2004               205,996
         775,000   HIGHLANDS RANCH COM METROPOLITAN DISTRICT #2 FSA INSURED
                   (PROPERTY TAX REVENUE LOC)                                        6.50         06/15/2009               901,333

                                                                                                                        14,909,215
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
CONNECTICUT - 1.02%
$        500,000   CONNECTICUT STATE SERIES A (PROPERTY TAX REVENUE LOC)             5.05%        04/15/2008     $         545,240
       1,100,000   CONNECTICUT STATE SERIES C (GENERAL OBLIGATION - STATES,
                   TERRITORIES LOC)                                                  5.00         04/01/2008             1,197,086

                                                                                                                         1,742,326
                                                                                                                 -----------------

DISTRICT OF COLUMBIA - 1.61%
         300,000   DISTRICT OF COLUMBIA SERIES B-1 AMBAC INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      5.50         06/01/2008               331,281
       2,180,000   DISTRICT OF COLUMBIA UNREFUNDED BALANCE 2001 SERIES B FSA
                   INSURED (PROPERTY TAX REVENUE LOC)                                5.50         06/01/2008             2,407,309

                                                                                                                         2,738,590
                                                                                                                 -----------------

FLORIDA - 4.03%
       1,035,000   BOYNTON BEACH FL FGIC INSURED (WATER REVENUE LOC)                 5.00         11/01/2012             1,124,393
         150,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
                   ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)          6.00         11/15/2009               163,534
       1,475,000   BROWARD COUNTY FL SERIES B AMBAC INSURED (WATER REVENUE LOC)      5.00         10/01/2008             1,616,984
       1,000,000   GREATER ORLANDO AVIATION AUTHORITY ORLANDO FL AIRPORT
                   FACILITIES REVENUE SERIES A (AIRPORT REVENUE LOC)                 5.25         10/01/2011             1,082,480
       1,240,000   HILLSBOROUGH COUNTY FL ESCROWED TO MATURITY (SEWER REVENUE
                   LOC)                                                              6.20         12/01/2008             1,335,480
         500,000   MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A MBIA INSURED
                   (LEASE REVENUE LOC)                                               5.00         08/01/2027               542,305
         905,000   NAPLES FL WATER AND SEWER REVENUE (WATER & WASTEWATER
                   AUTHORITY REVENUE LOC)                                            5.90         09/01/2013               989,020

                                                                                                                         6,854,196
                                                                                                                 -----------------

GEORGIA - 2.15%
         765,000   ATLANTA GA AIRPORT FACILITIES CAPITAL APPRECIATION BONDS MBIA
                   INSURED (AIRPORT REVENUE LOC)^                                    5.15         01/01/2010               585,684
       1,700,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES V
                   (POWER REVENUE LOC)                                               6.40         01/01/2007             1,852,099
       1,150,000   GEORGIA STATE SERIES C (PROPERTY TAX REVENUE LOC)                 6.50         04/01/2006             1,228,890

                                                                                                                         3,666,673
                                                                                                                 -----------------

IDAHO - 0.70%
       1,000,000   BOISE CITY ID INDEPENDENT SCHOOL DISTRICT SBG INSURED
                   (PROPERTY TAX REVENUE LOC)                                        5.00         08/15/2008             1,094,310
          90,000   POCATELLO ID DEVELOPMENT AUTHORITY SERIES B (TAX
                   INCREMENTAL REVENUE LOC)                                          7.25         12/01/2008                90,853

                                                                                                                         1,185,163
                                                                                                                 -----------------

ILLINOIS - 7.87%
       1,870,000   BERWYN ILLINOIS AMBAC INSURED (PROPERTY TAX REVENUE LOC)          5.00         11/15/2010             2,028,464
       1,500,000   CHICAGO IL ALLOCATION CAPITAL APPRECIATION CENTRAL SERIES A
                   AMBAC INSURED (TAX INCREMENTAL REVENUE LOC)^                      1.84         12/01/2005             1,468,140
       1,000,000   CHICAGO IL GAS SUPPLY REVENUE PEOPLES GAS LIGHT & COKE SERIES
                   B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                         4.75         06/30/2014             1,035,720
         700,000   CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER
                   CHICAGO IL CAPITAL IMPROVEMENT BONDS (PROPERTY TAX REVENUE
                   LOC)                                                              6.90         01/01/2007               757,575
         920,000   ILLINOIS HEALTH FACILITIES AUTHORITY LUTHERAN GENERAL HEALTH
                   SYSTEMS SERIES A FSA INSURED ESCROWED TO MATURITY
                   (HEALTHCARE FACILITIES REVENUE LOC)                               6.13         04/01/2012             1,032,378
         470,000   ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL PROJECT
                   ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)          7.10         06/01/2009               525,028
         500,000   ILLINOIS HEALTH FACILITIES AUTHORITY METHODIST MEDICAL CENTER
                   MBIA INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                   LOC)                                                              5.50         11/15/2010               556,065
         800,000   NORTH CHICAGO IL FGIC INSURED (PROPERTY TAX REVENUE LOC)          5.75         01/01/2010               905,728

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
ILLINOIS (continued)
$      1,030,000   NORTHERN ILLINOIS UNIVERSITY CAPITAL APPRECIATION AUXILIARY
                   FACILITIES SYSTEMS FGIC INSURED (COLLEGE AND UNIVERSITY
                   REVENUE LOC)^                                                     2.41%        04/01/2007     $         970,064
         500,000   SOUTHERN ILLINOIS UNIVERSITY REVENUE HOUSING & AUXILIARY
                   FACILITIES SYSTEM MBIA INSURED (COLLEGE AND UNIVERSITY
                   REVENUE LOC)^                                                     2.01         04/01/2006               485,195
         250,000   SPRINGFIELD IL WATER REVENUE (WATER & WASTEWATER AUTHORITY
                   REVENUE LOC)                                                      5.00         03/01/2008               266,610
       3,000,000   STATE OF ILLINOIS SERIES Q (SALES TAX REVENUE LOC)                6.00         06/15/2009             3,353,190

                                                                                                                        13,384,157
                                                                                                                 -----------------

INDIANA - 5.88%
       1,295,000   DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL
                   DISTRICT SCHOOL BUILDING CORPORATION FIRST MORTGAGE (LEASE
                   REVENUE LOC)                                                      5.20         09/15/2008             1,420,291
       1,000,000   INDIANA BOND BANK COMMON SCHOOL ADVANCE PURCHASE FUNDING
                   SERIES B MBIA INSURED (OTHER REVENUE LOC)                         5.00         02/01/2008             1,082,280
       1,000,000   INDIANA BOND BANK COMMON SCHOOL FUND ADVISORY PURCHASE SERIES
                   A MBIA INSURED                                                    5.00         02/01/2007             1,066,130
         850,000   INDIANA EDUCATIONAL FACILITIES AUTHORITY DEPAUW UNIVERSITY
                   PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                      5.00         07/01/2012               910,996
       1,000,000   INDIANA HEALTH FACILITIES FINANCING AUTHORITY CHARITY
                   OBLIGATION GROUP SERIES D PREREFUNDED (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.75         11/15/2014             1,150,380
       1,980,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY UNREFUNDED
                   BALANCE SERIES A MBIA INSURED (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.50         11/01/2007             2,165,189
       1,000,000   INDIANA UNIVERSITY CAPITAL APPRECIATION STUDENT FEE SERIES H
                   AMBAC INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)^               3.12         08/01/2009               860,950
       1,150,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK CAPITAL
                   APPRECIATION SERIES A (SPECIAL TAX REVENUE LOC)^                  1.86         02/01/2005             1,142,859
         200,000   MERRILLVILLE IN MULTI SCHOOL BUILDING CORPORATION FIRST
                   MORTGAGE MBIA INSURED (LEASE REVENUE LOC)                         6.55         07/01/2005               207,156

                                                                                                                        10,006,231
                                                                                                                 -----------------

IOWA - 2.27%
         395,000   CLINTON IA COMMUNITY SCHOOL DISTRICT SERIES A (PROPERTY TAX
                   REVENUE LOC)                                                      5.38         06/01/2005               404,136
       1,345,000   IOWA FINANCE AUTHORITY CATHOLIC HEALTH INITIATIVES SERIES A
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.38         12/01/2005             1,374,765
       1,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES B (HIGHER
                   EDUCATION FACILITIES AUTHORITY REVENUE LOC)                       4.90         12/01/2005             1,033,120
       1,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION STUDENT LOAN REVENUE
                   SERIES Q AMBAC INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)       4.55         12/01/2007             1,051,320

                                                                                                                         3,863,341
                                                                                                                 -----------------

LOUISIANA - 1.42%
         285,000   LOUISIANA STATE LA UNIVERSITY & AGRICULTURAL & MECHANICAL
                   COLLEGE LOUISIANA STATE UNIVERSITY AT EUNICE PROJECT MBIA
                   INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                      5.00         06/01/2008               301,615
       1,900,000   SHREVEPORT LA SERIES A FGIC INSURED (PROPERTY TAX REVENUE
                   LOC)                                                              5.63         05/01/2008             2,109,095

                                                                                                                         2,410,710
                                                                                                                 -----------------

MASSACHUSETTS - 4.01%
         500,000   COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)        5.25         01/01/2009               550,880
       1,515,000   COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)        5.50         01/01/2010             1,697,724
       2,410,000   COMMONWEALTH OF MASSACHUSETTS SERIES C (TAX REVENUE LOC)          5.25         12/01/2007             2,630,684
         780,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                   SYSTEMS (ELECTRIC REVENUE LOC)                                    5.13         12/01/2011               838,110

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
MASSACHUSETTS (continued)
$      1,000,000   MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES
                   TAX REVENUE LOC)                                                  5.25%        06/15/2011     $       1,103,760

                                                                                                                         6,821,158
                                                                                                                 -----------------

MICHIGAN - 5.23%
         325,000   BATTLE CREEK MI ECONOMIC DEVELOPMENT CORPORATION KELLOG
                   COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)              5.13         02/01/2009               332,169
       2,000,000   DETROIT MI COBO HALL MBIA INSURED (TAX REVENUE LOC)               5.00         09/30/2008             2,183,700
       1,000,000   DETROIT MI DISTRIBUTABLE STATE AID AMBAC INSURED (PROPERTY
                   TAX REVENUE LOC)                                                  5.25         05/01/2008             1,095,440
       1,710,000   DETROIT MI ESCROWED TO MATURITY (STATE & LOCAL GOVERNMENTS
                   LOC)                                                              7.10         12/15/2009             1,907,437
         300,000   LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      6.50         05/01/2005               308,379
         305,000   LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      6.50         05/01/2006               326,933
         395,000   MERRILL MI COMMUNITY SCHOOL DISTRICT FGIC INSURED (PROPERTY
                   TAX REVENUE LOC)                                                  6.50         05/01/2005               406,032
         250,000   MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                   CREDIT SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.50         11/15/2007               273,588
         415,000   MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE
                   SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)                       5.25         11/15/2006               436,962
         435,000   MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE
                   SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)                       5.38         11/15/2007               466,968
         300,000   MICHIGAN STATE MI HOSPITAL FINANCIAL AUTHORITY CHARITY
                   OBLIGATION GROUP SERIES A PREREFUNDED (HOSPITAL REVENUE LOC)      5.13         11/01/2029               329,559
       2,405,000   ROMULUS TOWNSHIP MI COMMUNITY SCHOOLS CAPITAL APPRECIATION
                   SERIES II FGIC INSURED PREREFUNDED (PROPERTY TAX REVENUE LOC)^    6.14         05/01/2022               830,807

                                                                                                                         8,897,974
                                                                                                                 -----------------

MINNESOTA - 4.28%
       1,000,000   BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF
                   AMERICA PROJECT SERIES A (SPECIAL TAX REVENUE LOC)                4.70         02/01/2007             1,061,440
         750,000   BURNSVILLE MN FAIRVIEW COMMUNITY HOSPITALS ZERO COUPON
                   ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)^         5.85         05/01/2012               484,462
         100,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT NO 112 SERIES B
                   (PROPERTY TAX REVENUE LOC)                                        6.00         02/01/2014               105,253
         405,000   CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.00         11/15/2008               433,431
         300,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
                   FACILITIES BENEDICTINE HEALTH SYSTEMS - ST MARY'S
                   (HEALTHCARE FACILITIES REVENUE LOC)                               4.50         02/15/2006               308,916
         250,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
                   FACILITIES BENEDICTINE HEALTH SYSTEMS - ST MARY'S
                   (HEALTHCARE FACILITIES REVENUE LOC)                               4.50         02/15/2007               261,217
         500,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
                   FACILITIES BENEDICTINE HEALTH SYSTEMS - ST MARY'S
                   (HEALTHCARE FACILITIES REVENUE LOC)                               4.50         02/15/2008               523,725
       1,200,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                   HEALTH CARE SYSTEMS HEALTH PARTNERS OBLIGATION GROUP PJ
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.25         12/01/2008             1,276,296
         225,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                   EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.00         02/01/2006               232,056
         230,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                   EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.00         02/01/2007               241,176
         250,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                   EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.00         02/01/2008               263,173
         365,000   MINNESOTA STATE MN HIGHER EDUCATION FACILITIES AUTHORITY
                   STATE SCHOLASTICAL SERIES 5-J (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      4.88         12/01/2007               386,243
       1,000,000   ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION
                   MAYO MEDICAL CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              5.80         11/15/2007             1,105,560

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$        515,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A
                   (ELECTRIC REVENUE LOC)                                            6.38%        01/01/2016     $         592,899

                                                                                                                         7,275,847
                                                                                                                 -----------------

MISSISSIPPI - 3.24%
       1,000,000   STATE OF MISSISSIPPI (TAX REVENUE LOC)                            5.25         09/01/2007             1,087,430
       4,010,000   STATE OF MISSISSIPPI ESCROWED TO MATURITY (PROPERTY TAX
                   REVENUE LOC)                                                      6.20         02/01/2008             4,429,687

                                                                                                                         5,517,117
                                                                                                                 -----------------

MISSOURI - 0.65%
       1,000,000   MISSOURI STATE BOARD PUBLIC BUILDINGS SPECIAL OBLIGATION
                   SERIES A (RECREATIONAL FACILITIES REVENUE LOC)                    5.25         10/15/2008             1,105,970
                                                                                                                 -----------------

NEBRASKA - 1.73%
         300,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
                   UNIVERSITY PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                   FACILITIES REVENUE LOC)+/-                                        1.72         08/01/2031               300,000
         415,000   NEBRASKA INVESTMENT FINANCE AUTHORITY GREAT PLAINS REGULAR
                   MEDICAL CENTER PROJECT RADIAN INSURED (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           4.80         11/15/2004               416,519
       1,500,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE
                   LOC)                                                              5.25         01/01/2006             1,563,975
         600,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE LOC)       5.00         01/01/2009               655,068

                                                                                                                         2,935,562
                                                                                                                 -----------------

NEVADA - 0.73%
         645,000   SPARKS NV REDEVELOPMENT AGENCY SERIES A RADIAN INSURED (TAX
                   INCREMENTAL REVENUE LOC)                                          5.10         01/15/2008               691,988
         500,000   WASHOE COUNTY NV AIRPORT AUTHORITY FGIC INSURED (AIRPORT
                   REVENUE LOC)                                                      5.25         07/01/2008               546,500

                                                                                                                         1,238,488
                                                                                                                 -----------------

NEW JERSEY - 0.45%
         500,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL
                   HEALTH SYSTEMS OBLIGATION GROUP (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.00         07/01/2005               509,700
         225,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                   GENERAL REVENUE (TOLL ROAD REVENUE LOC)                           6.20         01/01/2010               254,934

                                                                                                                           764,634
                                                                                                                 -----------------

NEW YORK - 3.63%
       1,000,000   CITY OF NEW YORK NY SERIES E (PROPERTY TAX REVENUE LOC)           5.25         08/01/2009             1,101,490
       1,000,000   CITY OF NEW YORK NY SERIES E FSA INSURED (PROPERTY TAX
                   REVENUE LOC)                                                      4.90         02/01/2007             1,065,750
         200,000   NEW YORK NY SERIES D FGIC INSURED (PROPERTY TAX REVENUE LOC)      5.25         08/01/2006               212,226
         500,000   NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX
                   SERIES A (TAX REVENUE LOC)                                        5.00         03/15/2008               542,010
       1,000,000   NEW YORK STATE THRUWAY AUTHORITY UNREFUNDED BALANCE LOCAL
                   HIGHWAY & BRIDGES (OTHER REVENUE LOC)                             5.25         04/01/2010             1,091,010
       1,890,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER
                   PROJECT SERIES E MBIA INSURED (OTHER REVENUE LOC)                 7.25         01/01/2010             2,155,753

                                                                                                                         6,168,239
                                                                                                                 -----------------

NORTH DAKOTA - 0.64%
       1,000,000   NORTH DAKOTA BUILDING AUTHORITY SERIES A FGIC INSURED
                   (LEASE REVENUE LOC)                                               5.25         06/01/2008             1,094,080
                                                                                                                 -----------------

OHIO - 5.82%
         160,000   AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE
                   REVENUE LOC)                                                      6.50         12/01/2007               170,006

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
OHIO (continued)
$        970,000   COLUMBUS OH SERIES 1 (PROPERTY TAX REVENUE LOC)                   6.00%        06/15/2007     $       1,070,104
       1,000,000   FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE LOC)                              5.13         10/01/2008             1,085,490
       1,000,000   LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION MBIA
                   INSURED (HEALTHCARE FACILITIES REVENUE LOC)                       6.00         11/15/2007             1,094,670
         900,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WATER DEVELOPMENT PURE
                   WATER AMBAC INSURED (WATER REVENUE LOC)                           5.00         06/01/2008               981,459
       2,000,000   STATE OF OHIO (PROPERTY TAX REVENUE LOC)                          6.65         09/01/2009             2,235,820
         560,000   STATE OF OHIO INFRASTRUCTURE IMPROVEMENT SERIES B (PROPERTY
                   TAX REVENUE LOC)                                                  5.00         03/01/2008               608,608
       2,455,000   STATE OF OHIO INFRASTRUCTURE IMPROVEMENTS SERIES C
                   (PROPERTY TAX REVENUE LOC)                                        5.00         08/01/2007             2,648,773

                                                                                                                         9,894,930
                                                                                                                 -----------------

OREGON - 0.80%
         555,000   COLUMBIA OR UTILITY DISTRICT ELECTRIC SYSTEMS REVENUE SERIES
                   A MBIA INSURED (UTILITIES REVENUE LOC)                            5.50         12/01/2009               617,948
         700,000   GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT
                   AREA (TAX INCREMENTAL REVENUE LOC)                                5.00         08/01/2008               738,521

                                                                                                                         1,356,469
                                                                                                                 -----------------

PENNSYLVANIA - 1.07%
       1,000,000   MONTGOMERY COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY PECO
                   ENERGY COMPANY SERIES B (INDUSTRIAL DEVELOPMENT REVENUE
                   LOC)+/-                                                           5.30         10/01/2004             1,000,070
         780,000   WINDBER AREA AUTHORITY PA WINDBER HOSPITAL PROJECT FHA
                   INSURED PREREFUNDED (HEALTHCARE FACILITIES REVENUE LOC)           6.50         08/01/2005               815,490

                                                                                                                         1,815,560
                                                                                                                 -----------------

RHODE ISLAND - 0.86%
         320,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                   (HOUSING REVENUE LOC)                                             4.50         09/01/2006               335,395
         335,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                   (HOUSING REVENUE LOC)                                             4.50         09/01/2007               356,530
         350,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                   (HOUSING REVENUE LOC)                                             4.50         09/01/2008               375,610
         365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                   (HOUSING REVENUE LOC)                                             4.50         09/01/2009               392,558

                                                                                                                         1,460,093
                                                                                                                 -----------------

SOUTH CAROLINA - 2.22%
       1,500,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION SC
                   REVENUE CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (OTHER
                   REVENUE LOC)                                                      5.00         12/01/2012             1,642,965
       2,000,000   SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY
                   IMPROVEMENT PALMETTO HEALTHCARE (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.25         08/01/2011             2,134,200

                                                                                                                         3,777,165
                                                                                                                 -----------------

SOUTH DAKOTA - 1.90%
       1,220,000   HEARTLAND SD CONSUMERS POWER DISTRICT FSA INSURED (ELECTRIC
                   REVENUE LOC)                                                      6.00         01/01/2009             1,339,779
       1,000,000   RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
                   CERTIFICATIONS FSA INSURED (PROPERTY TAX REVENUE LOC)             5.00         01/01/2009             1,093,470
         745,000   SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   HEALTHCARE PRAIRIE ACA INSURED (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.20         04/01/2008               793,239

                                                                                                                         3,226,488
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
TENNESSEE - 4.36%
$      2,600,000   JACKSON TENNESSEE WATER AND SEWER REVENUE (WATER &
                   WASTEWATER AUTHORITY REVENUE LOC)                                 6.30%        07/01/2011     $       2,905,448
       1,000,000   MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY FEDERAL EXPRESS
                   CORPORATION (INDUSTRIAL DEVELOPMENT REVENUE LOC)                  5.00         09/01/2009             1,071,420
       1,215,000   SHELBY COUNTY TN PUBLIC IMPROVEMENT & SCHOOL SERIES A MBIA
                   INSURED (PROPERTY TAX REVENUE LOC)                                5.00         03/01/2008             1,320,887
       1,000,000   TENNESSEE HOUSING DEVELOPMENT AGENCY HOMEOWNERSHIP PROGRAM
                   SERIES 1 (HOUSING REVENUE LOC)                                    5.65         07/01/2009             1,047,130
          75,000   TENNESSEE STATE PREREFUNDED SERIES A (OTHER REVENUE LOC)          5.00         05/01/2007                80,583
         925,000   TENNESSEE STATE UNREFUNDED BALANCE SERIES A (OTHER REVENUE
                   LOC)                                                              5.00         05/01/2007               993,709

                                                                                                                         7,419,177
                                                                                                                 -----------------

TEXAS - 9.59%
       1,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT DOW CHEMICAL
                   COMPANY PROJECT SERIES B-1 (INDUSTRIAL DEVELOPMENT REVENUE
                   LOC)+/-                                                           4.20         05/15/2005             1,009,980
         515,000   CITY OF HOUSTON TX ESCROWED TO MATURITY (AIRPORT REVENUE
                   LOC)                                                              6.25         07/01/2012               582,805
         260,000   DENISON HOUSING AUTHORITY MANNING PARK PLAZA HUD INSURED
                   (HOUSING REVENUE LOC)                                             5.00         10/01/2009               273,382
          70,000   DESOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT
                   SERIES A ESCROWED TO MATURITY (HOUSING REVENUE LOC)               6.13         02/01/2005                70,969
         400,000   GULF COAST INDUSTRIAL DEVELOPMENTAL AUTHORITY MOBIL OIL
                   CORPORATION PROJECT GUARANTEE AGREEMENT (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC)                                          4.95         07/01/2007               429,768
         240,000   HARLANDALE TX INDEPENDENT SCHOOL DISTRICT ESCROWED TO
                   MATURITY (LEASE REVENUE LOC)                                      5.20         10/15/2006               254,378
       2,330,000   HARRIS COUNTY HOUSTON TX SPORTS AUTHORITY SENIOR LIEN SERIES
                   A MBIA INSURED (SPECIAL TAX REVENUE LOC)                          5.25         11/15/2007             2,536,788
       1,040,000   HARRIS COUNTY TX PERMANENT IMPROVEMENT                            5.50         10/01/2007             1,138,561
       1,380,000   LOWER COLORADO RIVER AUTHORITY TRANSMISSION SERVICES
                   CORPORATION PROJECT SERIES C (OTHER REVENUE LOC)                  5.00         05/15/2006             1,446,433
         275,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                   HEALTH SYSTEMS OF EAST TEXAS (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              6.50         02/15/2006               286,721
         815,000   LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH
                   SYSTEM REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH
                   FACILITIES FINANCING AUTHORITY REVENUE LOC)                       5.00         02/15/2008               840,713
         700,000   LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE LOC)        5.00         08/15/2007               738,878
       2,435,000   MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION
                   AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)^                4.71         06/01/2007             2,150,714
       3,000,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY MBIA INSURED
                   (ELECTRIC REVENUE LOC)                                            6.00         09/01/2009             3,406,050
       1,025,000   TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS MULTI
                   FAMILY REVENUE ASMARA PROJECT SERIES A (HOUSING REVENUE LOC)      6.40         01/01/2027             1,142,455

                                                                                                                        16,308,595
                                                                                                                 -----------------

UTAH - 0.98%
         500,000   INTERMOUNTAIN POWER AGENCY UT SERIES A MBIA INSURED
                   (ELECTRIC REVENUE LOC)                                            6.00         07/01/2008               561,720
       1,000,000   UTAH COUNTY UT MUNICIPAL BUILDING AUTHORITY LEASE REVENUE
                   AMBAC INSURED (LEASE REVENUE LOC)                                 5.00         11/01/2010             1,103,220

                                                                                                                         1,664,940
                                                                                                                 -----------------

WASHINGTON - 5.55%
       1,000,000   COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #1 DISTRIBUTION
                   SYSTEMS AMBAC INSURED (ELECTRIC REVENUE LOC)                      5.25         09/01/2009             1,108,250
         950,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE LOC)                  5.13         09/01/2009             1,005,034
         495,000   PORT SEATTLE WA SERIES D MBIA INSURED (AIRPORT REVENUE LOC)       5.50         02/01/2007               530,497
       1,345,000   SKAGIT COUNTY WASHINGTON PUBLIC HOSPITAL DISTRICT                 4.75         12/01/2007             1,380,925
       1,330,000   SPOKANE WA FGIC INSURED (PROPERTY TAX REVENUE LOC)                5.00         06/01/2008             1,447,944
       1,155,000   STATE OF WASHINGTON SERIES A & AT-6 (TAX REVENUE LOC)             6.25         02/01/2011             1,319,530

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
WASHINGTON (continued)
$        695,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                   ESCROWED TO MATURITY (ELECTRIC REVENUE LOC)                       4.20%        01/01/2008     $         736,359
         555,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                   ESCROWED TO MATURITY (ELECTRIC REVENUE LOC)                       4.20         07/01/2008               591,247
         800,000   WASHINGTON HEALTH CARE FACILITIES AUTHORITY GOOD SAMARITAN
                   HOSPITAL RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)       5.00         10/01/2008               864,000
         400,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                   NUMBER 1 PREREFUNDED-SERIES B (ELECTRIC REVENUE LOC)              7.25         07/01/2009               456,424

                                                                                                                         9,440,210
                                                                                                                 -----------------

WEST VIRGINIA - 0.71%
         200,000   KANAWHA COUNTY WV FGIC INSURED ESCROWED TO MATURITY
                   (HOUSING REVENUE LOC)                                             7.38         09/01/2011               246,934
         865,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                   PROGRAM ESCROWED TO MATURITY (SEWER REVENUE LOC)                  7.10         11/01/2009               966,836

                                                                                                                         1,213,770
                                                                                                                 -----------------

WISCONSIN - 0.64%
       1,000,000   WISCONSIN STATE PETROLEUM INSPECTION FEE REVENUE SERIES I FSA
                   INSURED (SPECIAL TAX REVENUE LOC)                                 5.00         07/01/2008             1,088,980
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $163,349,684)                                                                     166,675,155
                                                                                                                 -----------------

SHARES

SHORT-TERM INVESTMENTS - 0.79%
       1,350,608   WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~++                                                   1,350,608
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,350,608)                                                                          1,350,608
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $164,700,292) *                                     98.79% @                                               $     168,025,763
                                                          -----                                                  -----------------

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,350,608.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8


WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
INVESTMENT COMPANIES - 5.35%
          60,485   BLACKROCK STRATEGIC MUNICIPAL TRUST                                                           $         875,218
         380,000   DREYFUS MUNICIPAL INCOME FUND                                                                         3,895,000
          91,802   DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                   790,415
         103,352   MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                 1,364,246
         115,082   NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                              1,745,794
         204,862   NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                             3,175,361
         116,037   NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                  1,650,046
          30,612   SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                   416,323
          91,984   SELIGMAN SELECT MUNICIPAL FUND                                                                          989,748
          57,005   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                             866,476
          45,072   VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                          646,333
          91,637   VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                      1,407,544

TOTAL INVESTMENT COMPANIES (COST $14,563,804)                                                                           17,822,504
                                                                                                                 -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 91.30%

ALABAMA - 0.93%
$         40,000   ALABAMA HOUSING FINANCE AUTHORITY SERIES B COLLEGE HOME
                   MORTGAGE BOARD PROGRAM (HOUSING REVENUE LOC)                      6.10%        10/01/2020                41,057
       1,815,000   ALABAMA STATE BOARD EDUCATION TUITION REVENUE JOHN C CALHOUN
                   COMMUNITY COLLEGE-A (COLLEGE AND UNIVERSITY REVENUE LOC)          5.25         05/01/2023             1,940,326
       1,000,000   COUNTY OF JEFFERSON AL CAPITAL IMPROVEMENTS WASTE SERIES D
                   (SEWER REVENUE LOC)                                               5.25         02/01/2022             1,132,160

                                                                                                                         3,113,543
                                                                                                                 -----------------

ARIZONA - 3.61%
       1,000,000   ARIZONA POWER AUTHORITY CROSSOVER SERIES A SPL
                   OBLIG-REF-HOOV (OTHER REVENUE LOC)                                5.25         10/01/2014             1,132,360
         500,000   CHANDLER ARIZONA (FUEL SALES TAX REVENUE LOC)                     6.00         07/01/2011               584,060
         180,000   GILBERT WATER RESOURCE MUNICIPAL PROPERTY CORPORATION AZ SUB
                   LIEN-CONNECTION DEV FEE (LEASE REVENUE LOC)                       6.40         04/01/2016               180,022
         630,000   GLENDALE INDUSTRIAL DEVELOPMENT AUTHORITY AZ UNREFUNDED
                   BALANCE SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)             6.00         05/15/2026               676,929
         200,000   MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68
                   ALHAMBRA (PROPERTY TAX REVENUE LOC)                               5.50         07/01/2013               230,084
       1,150,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
                   ARIZONA CHARTER SCHOOLS PROJECT 1 (PRIVATE SCHOOL REVENUE
                   LOC)                                                              6.63         07/01/2020             1,136,027
       2,000,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
                   CATHOLIC HEALTHCARE WEST PROJECT (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      5.00         07/01/2016             2,050,560
         750,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
                   WHISPERING PALMS APARTMENTS (HOUSING REVENUE LOC)                 5.85         07/01/2019               796,935
         810,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES B
                   GRAN VICTORIA HOUSING LLC PROJECT (HOUSING REVENUE LOC)          10.00         05/01/2031               812,171
         215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL
                   FACILITIES (LEASE REVENUE LOC)                                    5.63         07/01/2010               235,324
         250,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY CAPITAL MALL LLC
                   PROJECT (LEASE REVENUE LOC)                                       5.38         09/15/2022               273,180
         900,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY JOHN C LINCOLN
                   HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE LOC)               5.65         12/01/2012               998,757
          85,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES 1A
                   (HOUSING REVENUE LOC)                                             6.25         09/01/2032                86,077
         115,000   PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY STATEWIDE SERIES
                   C (HOUSING REVENUE LOC)                                           5.30         04/01/2020               119,080

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
ARIZONA (continued)
$      1,440,000   PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY WILLOWICK
                   APARTMENT PROJECT (HOUSING REVENUE LOC)                           5.50%        03/01/2028     $       1,439,928
         300,000   SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE
                   LOC)                                                              5.25         07/01/2017               330,555
         500,000   TUCSON AZ SENIOR LIEN SERIES 1994-C (FUEL SALES TAX
                   REVENUE LOC)                                                      7.00         07/01/2012               622,890
         275,000   UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE AND
                   UNIVERSITY REVENUE LOC)                                           6.00         06/01/2010               317,674

                                                                                                                        12,022,613
                                                                                                                  ----------------

CALIFORNIA - 8.08%
       2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA
                   SERIES D-2 STUDENT LOAN PG-JR-SUB-IV (COLLEGE AND
                   UNIVERSITY REVENUE LOC)                                           7.85         07/01/2025             2,471,800
       2,340,000   CALIFORNIA STATE AMBAC INSURED (PROPERTY TAX REVENUE LOC)         5.00         02/01/2018             2,524,485
       2,365,000   CERRITOS CA PUBLIC FINANCING AUTHORITY REVENUE TAX
                   ALLOCATION REDEVELOPMENT PROJECT SERIES A AMBAC INSURED
                   (TAX INCREMENTAL REVENUE LOC)                                     5.00         11/01/2016             2,633,049
       6,900,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES
                   A6 (WATER REVENUE LOC)+++/-                                       9.07         08/10/2018             9,417,396
       1,020,000   NAPA VALLEJO WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
                   FACILITY (SOLID WASTE REVENUE LOC)%%                              5.30         02/15/2012             1,067,257
         850,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE LOC)       5.75         12/01/2012               881,875
         225,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT UNITED AIRLINES
                   INCORPORATED (AIRPORT REVENUE LOC)                                8.00         07/01/2013               271,109
       3,000,000   SAN JOAQUIN HILLS CALIFORNIA TRANSPORTATION CORRIDOR AGENCY
                   TOLL ROAD REVENUE SERIES A-CAP APPRECIATION (TOLL ROAD
                   REVENUE LOC)^                                                     5.45         01/15/2035               588,480
       4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                   JUNIOR SUBORDINATES (HIGHER EDUCATION FACILITIES AUTHORITY
                   REVENUE LOC)                                                      5.88         01/01/2018             5,045,894
       2,000,000   WALNUT CA ENERGY CENTER AUTHORITY SERIES A AMBAC INSURED
                   (UTILITIES REVENUE LOC)                                           5.00         01/01/2034             2,026,480

                                                                                                                        26,927,825
                                                                                                                 -----------------

COLORADO - 7.41%
       1,750,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE
                   (WATER REVENUE LOC)                                               6.25         12/01/2020             1,917,143
       1,455,000   BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL
                   IMPROVEMENTS DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)             7.00         12/01/2011             1,460,485
         200,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                   SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE LOC)                 7.00         11/01/2029               236,776
       1,800,000   COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS
                   HEALTH PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                5.70         09/15/2023             1,826,514
       1,615,000   COLORADO HOUSING & FINANCE AUTHORITY AMT- SINGLE FAMILY
                   PROGRAM-SERIES A MBIA INSURED (SINGLE FAMILY HOUSING
                   REVENUE LOC)                                                      6.50         08/01/2031             1,657,426
         900,000   COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY
                   PROGRAM SERIES B-2 (HOUSING REVENUE LOC)                          7.10         04/01/2017               933,327
          75,000   COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY
                   PROGRAM SERIES C (HOUSING REVENUE LOC)                            7.90         12/01/2024                75,297
       1,500,000   COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE
                   APARTMENTS PROJECT (HOUSING REVENUE LOC)+/-                       1.68         02/15/2028             1,500,000
          45,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 SINGLE FAMILY
                   PROJECT (HOUSING REVENUE LOC)                                     7.50         12/01/2016                45,005
       2,680,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY
                   PG-B3-FSA-CR (HOUSING REVENUE LOC)                                6.70         08/01/2017             2,760,641
         165,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM
                   SERIES A-2 (HOUSING REVENUE LOC)                                  7.15         11/01/2014               165,559
       1,370,000   COLORADO HOUSING AND FINANCE AUTHORITY SINGLE FAMILY PROGRAM
                   SERIES D-2 (SINGLE FAMILY HOUSING REVENUE LOC)                    6.90         04/01/2029             1,418,457


@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
COLORADO (continued)
$        500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
                   (HOUSING REVENUE LOC)                                             5.75%        10/01/2027     $         514,635
       5,200,000   DENVER URBAN RENEWAL AUTHORITY CO TAX EXEMPT RICE SERIES A
                   (PROPERTY TAX REVENUE LOC)                                        9.13         09/01/2017             5,282,160
       3,245,000   LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS
                   (LEASE REVENUE LOC)                                               5.13         12/01/2018             3,512,907
         870,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER
                   REVENUE LOC)                                                      6.50         12/01/2016               879,005
         420,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT
                   (OTHER REVENUE LOC)                                               7.38         09/01/2010               507,041

                                                                                                                        24,692,378
                                                                                                                 -----------------

DISTRICT OF COLUMBIA - 0.73%
       3,850,000   DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN
                   ORIENTAL (TAX INCREMENTAL REVENUE LOC)^                           4.33         07/01/2015             2,428,926
                                                                                                                 -----------------

FLORIDA - 1.82%
         505,000   BOYNTON BEACH FL HOUSING MORTGAGE CLIPPER COVE APARTMENTS
                   (HOUSING REVENUE LOC)                                             6.45         01/01/2027               544,147
         500,000   FLORIDA HOUSING FINANCE AGENCY HOUSING GLEN OAKS APARTMENTS
                   PROJECT (HOUSING REVENUE LOC)                                     5.90         02/01/2030               518,170
       3,770,000   PALM BEACH COUNTY HOUSING FINANCE AUTHORITY HOUSING REVENUE
                   SERIES A (HOUSING REVENUE LOC)                                    4.85         04/01/2032             3,898,105
       1,000,000   PORT ST. LUCIE FL LOCAL OPTIONAL GAS TAX REVENUE FGIC
                   INSURED (SALES TAX REVENUE LOC)                                   5.00         09/01/2014             1,098,210

                                                                                                                         6,058,632
                                                                                                                 -----------------

GEORGIA - 0.29%
         500,000   FULTON COUNTY HOUSING AUTHORITY CONCORDE PLACE APARTMENT
                   PROJECT SERIES C (HOUSING REVENUE LOC)                            6.90         07/01/2008               575,795
         390,000   GEORGIA STATE HOUSING & FINANCE AUTHORITY SINGLE FAMILY
                   MORTGAGE SERIES B-2 (HOUSING REVENUE LOC)                         5.85         12/01/2028               403,162

                                                                                                                           978,957
                                                                                                                 -----------------

GUAM - 0.02%
          60,000   GUAM HOUSING CORPORATION SERIES A MTG-GTD MTG-BKD SECS
                   (HOUSING REVENUE LOC)                                             5.75         09/01/2031                65,673
                                                                                                                 -----------------

HAWAII - 0.09%
         300,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION
                   SERIES A (HOUSING REVENUE LOC)                                    5.75         07/01/2030               303,957
                                                                                                                 -----------------

IDAHO - 0.63%
          80,000   AMMON URBAN RENEWAL AGENCY ID TAX INCREMENT SERIES B (TAX
                   INCREMENTAL REVENUE LOC)                                          6.00         08/01/2014                85,569
         150,000   IDAHO HEALTH FACILITIES AUTHORITY ID IHC HOSPITALS
                   INCORPORATED (HEALTHCARE FACILITIES REVENUE LOC)                  6.65         02/15/2021               193,480
         425,000   IDAHO HOUSING & FINANCE ASSOCIATION SINGLE FAMILY MORTGAGE
                   SERIES H-2 (HOUSING REVENUE LOC)                                  6.15         01/01/2028               442,170
         310,000   IDAHO HOUSING AGENCY SINGLE FAMILY MORTGAGE SERIES C-2
                   (HOUSING REVENUE LOC)                                             6.35         07/01/2015               317,332
         425,000   IDAHO WATER RESOURCE BOARD RESOURCE POOLED LOAN PROGRAM
                   SERIES A (WATER REVENUE LOC)                                      6.20         05/01/2020               453,076
          55,000   POCATELLO ID DEVELOPMENT AUTHORITY SERIES B (TAX
                   INCREMENTAL REVENUE LOC)                                          7.25         12/01/2008                55,521


@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
IDAHO (continued)
$        500,000   UNIVERSITY OF IDAHO STUDENT FEE KIBBIE & ENROLL SERIES D
                   (COLLEGE AND UNIVERSITY REVENUE LOC)                              6.00%        04/01/2026     $         556,000

                                                                                                                         2,103,148
                                                                                                                 -----------------

ILLINOIS - 11.56%
       1,000,000   BRIDGEVIEW ILLINOIS (PROPERTY TAX REVENUE LOC)                    5.00         12/01/2017             1,072,650
       2,250,000   CHICAGO HOUSING AUTHORITY IL (HOUSING REVENUE LOC)                5.38         07/01/2019             2,426,332
         500,000   CHICAGO IL GNMA COLLEGE BELLA PROJECT (HOUSING REVENUE LOC)       6.13         06/01/2039               519,860
       2,495,000   CHICAGO ILLINOIS SERIES B (AIRPORT REVENUE LOC)                   5.38         01/01/2017             2,758,247
       1,535,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A COMMUNITY
                   REHABILITATION PREREFUNDED                                        7.88         07/01/2005             1,631,429
         235,815   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A UNREFUNDED
                   BALANCE COMMUNITY REHABILITATION                                  7.88         07/01/2020               172,499
       4,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE (COLLEGE
                   AND UNIVERSITY REVENUE LOC)                                       5.75         07/01/2012             4,277,040
       4,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY OSF HEALTHCARE SYSTEM
                   (HEALTHCARE FACILITIES REVENUE LOC)                               6.25         11/15/2029             4,208,080
         200,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI-FAMILY
                   HOUSING (HOUSING REVENUE LOC)                                     7.00         07/01/2017               200,980
       2,125,000   ILLINOIS STATE SALES TAX REVENUE (SALES TAX REVENUE LOC)          5.00         06/15/2024             2,207,684
       1,000,000   ILLINOIS STATE SERIES A (OTHER REVENUE LOC)                       5.00         10/01/2018             1,075,760
         500,000   JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL
                   DISTRICT NO.165 (PROPERTY TAX REVENUE LOC)                        6.25         12/01/2015               576,220
       7,350,000   REGIONAL TRANSPORTATION AUTHORITY IL SERIES D (SALES TAX
                   REVENUE LOC)                                                      7.75         06/01/2019             9,995,633
       1,000,000   ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A
                   (HOUSING REVENUE LOC)                                             6.75         01/01/2018             1,073,260
       6,000,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #201-U FGIC
                   INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)^              4.65         11/01/2018             3,140,100
       3,000,000   WINNEBAGO COUNTY IL SERIES E (PROPERTY TAX REVENUE LOC)           5.00         12/30/2018             3,185,070

                                                                                                                        38,520,844
                                                                                                                 -----------------

INDIANA - 1.93%
       1,400,000   EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY EXCISE
                   INCOME TAX                                                        5.00         08/01/2012             1,550,010
       2,515,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH
                   SERIES F (HEALTHCARE FACILITIES REVENUE LOC)                      5.50         11/15/2018             2,732,371
          25,000   INDIANA STATE TOLL FINANCE AUTHORITY (LEASE REVENUE LOC)          6.00         07/01/2013                25,544
         290,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B
                   (OTHER REVENUE LOC)                                               6.00         01/10/2020               349,839
       1,610,000   MICHIGAN CITY MI INDEPENDENT SCHOOL BUILDING CORPORATION
                   FIRST MORTGAGE MBIA INSURED (LEASE REVENUE LOC)                   5.00         07/01/2012             1,779,565

                                                                                                                         6,437,329
                                                                                                                 -----------------

IOWA - 0.08%
         275,000   IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE LOC)             5.70         01/01/2027               280,451
                                                                                                                 -----------------

KANSAS - 1.20%
       1,445,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 MORTGAGE BACKED
                   SECURITIES (HOUSING REVENUE LOC)                                  6.70         06/01/2029             1,457,904
       2,440,000   SEDGWICK & SHAWNEE COUNTIES MORTGAGE BACKED SECURITIES
                   PROGRAM SERIES B-4 (HOUSING REVENUE LOC)+/-                       5.90         12/01/2034             2,540,430

                                                                                                                         3,998,334
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
LOUISIANA - 1.55%
$      1,985,000   JEFFERSON PARISH HOME MORTGAGE AUTHORITY LA SERIES A
                   (HOUSING REVENUE LOC)                                             5.13%        06/01/2026     $       2,109,857
       3,070,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                   COMMUNITY SERIES A DEVELOPMENT AUTHORITY- HSG-BELLEMONT
                   APARTMENTS PJS (HOUSING REVENUE LOC)                              6.00         09/01/2022             3,046,545

                                                                                                                         5,156,402
                                                                                                                 -----------------

MASSACHUSETTS - 1.17%
       2,500,000   MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES A
                   (COLLEGE AND UNIVERSITY REVENUE LOC)                              7.50         05/01/2014             3,225,150
         200,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES
                   AUTHORITY SERIES B MELROSE-WAKEFIELD HOSPITAL PROJECT
                   (HEALTHCARE FACILITIES REVENUE LOC)                               5.88         07/01/2018               201,996
          90,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                   SERIES A (WATER REVENUE LOC)                                      6.00         08/01/2023               104,243
         310,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                   SERIES A (WATER REVENUE LOC)                                      6.00         08/01/2023               351,354

                                                                                                                         3,882,743
                                                                                                                 -----------------

MICHIGAN - 3.61%
       1,760,000   DETROIT MICHIGAN SERIES B (WATER REVENUE LOC)                     5.25         07/01/2017             1,937,390
       2,035,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE CLEAN WATER STATE
                   REVOLVING FUND (WATER & WASTEWATER AUTHORITY REVENUE LOC)         5.00         10/01/2011             2,265,199
       3,000,000   MICHIGAN STATE HOSPITAL FINANCING AUTHORITY REVENUE OAKWOOD
                   OBLIGATED GROUP (HOSPITAL REVENUE LOC)                            5.50         11/01/2017             3,205,890
       1,160,000   MICHIGAN STRATEGIC FUND UTD WASTE SYSTEMS PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE LOC)                              5.20         04/01/2010             1,223,464
       2,760,000   WAYLAND UNION SCHOOL DISTRICT MI (PROPERTY TAX REVENUE LOC)       8.00         05/01/2010             3,386,989

                                                                                                                        12,018,932
                                                                                                                 -----------------

MINNESOTA - 1.06%
       1,500,000   ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIES
                   PRESBYTERIAN HOMES SERIES A UNITED STATES BANK INSURED
                   (HOUSING REVENUE LOC)+/-                                          1.77         09/01/2029             1,500,000
         500,000   AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A
                   COURTYARD RESIDENCE PROJECT (HOUSING REVENUE LOC)                 7.25         01/01/2032               530,970
       1,500,000   OWATONNA MN HOUSING REVENUE SECOND CENTURY PROJECT SERIES
                   A (HOUSING REVENUE LOC)+/-                                        1.89         01/01/2030             1,500,000

                                                                                                                         3,530,970
                                                                                                                 -----------------

MONTANA - 0.48%
       1,495,000   MONTANA FACILITY FINANCING AUTHORITY HOSPITAL FACILITIES
                   REVENUE ST PETERS HOSPITAL PROJECT (HOSPITAL REVENUE LOC)         5.25         06/01/2016             1,587,570
                                                                                                                 -----------------

NEBRASKA - 0.05%
         150,000   LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                   SUPPORTED LEASE RENTAL (LEASE REVENUE LOC)                        6.00         10/15/2026               163,274
                                                                                                                 -----------------

NEVADA - 0.70%
       2,000,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT REVENUE ALEXANDER
                   DAWSON SCHOOL NV PROJECT (GENERAL OBLIGATION - SCHOOL
                   DISTRICTS LOC)                                                    5.38         05/15/2033             2,030,900

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
NEVADA (continued)
$        275,000   NEVADA HOUSING DIVISION SARATOGA PALMS MULTI UNIT HOUSING
                   (HOUSING REVENUE LOC)                                             6.25%        10/01/2016     $         285,673

                                                                                                                         2,316,573
                                                                                                                 -----------------

NEW HAMPSHIRE - 0.77%
       5,110,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY REVENUE
                   CAPITAL APPRECIATION-SERIES B (RECREATIONAL FACILITIES
                   REVENUE LOC)^                                                     5.24         01/01/2018             2,574,622
                                                                                                                 -----------------

NEW JERSEY - 2.47%
       4,000,000   NEW JERSEY HEALTH CARE FACILITIES AUTHORITY RARITAN BAY
                   MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                7.25         07/01/2027             4,186,600
       3,500,000   NEW JERSEY STATE TRANSPORTATION TRUST FUND AUTHORITY
                   TRANSPORTATION SYSTEMS SERIES B MBIA INSURED
                   (TRANSPORTATION REVENUE LOC)%%                                    5.50         12/15/2015             4,042,220

                                                                                                                         8,228,820
                                                                                                                 -----------------

NEW MEXICO - 2.54%
       3,040,000   BERNALILLO COUNTY NM (OTHER REVENUE LOC)                          5.20         04/01/2021             3,410,880
       1,475,000   BERNALILLO COUNTY NM (OTHER REVENUE LOC)                          5.25         04/01/2027             1,619,255
       3,365,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION EDUCATIONAL
                   LOAN SERIES B-1 (HIGHER EDUCATION FACILITIES AUTHORITY
                   REVENUE LOC)                                                      5.90         09/01/2031             3,434,050

                                                                                                                         8,464,185
                                                                                                                 -----------------

NEW YORK - 2.84%
       5,500,000   METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE SERIES
                   G-1 (TRANSPORTATION REVENUE LOC)+/-                               1.63         11/01/2026             5,500,000
       1,000,000   NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH
                   CAMPUS PROJECT FHA INSURED (HEALTHCARE FACILITIES REVENUE
                   LOC)                                                              6.10         02/01/2037             1,093,710
       2,535,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE STUDENT HOUSING
                   CORPORATION FGIC INSURED (HOUSING REVENUE LOC)                    5.25         07/01/2015             2,862,953

                                                                                                                         9,456,663
                                                                                                                 -----------------

NORTH CAROLINA - 1.86%
       1,785,000   CHARLOTTE NC CERTIFICATIONS PARTNERSHIP TRANSIT PROJECTS
                   SERIES H                                                          5.00         06/01/2016             1,925,444
       4,000,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
                   (ELECTRIC REVENUE LOC)                                            5.70         01/01/2017             4,267,160

                                                                                                                         6,192,604
                                                                                                                 -----------------

NORTH DAKOTA - 0.07%
         105,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING
                   FINANCE HOME MORTGAGE (HOUSING REVENUE LOC)                       5.95         07/01/2017               106,227
         135,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING
                   FINANCE HOME MORTGAGE (HOUSING REVENUE LOC)                       6.10         07/01/2028               136,644

                                                                                                                           242,871
                                                                                                                 -----------------

OHIO - 0.24%
         250,000   JOHNSTOWN OHIO MORTGAGE (SEWER REVENUE LOC)                       6.00         12/01/2017               264,405

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
OHIO (continued)
$        500,000   OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX
                   REVENUE LOC)                                                      5.70%        12/01/2025     $         543,435

                                                                                                                           807,840
                                                                                                                 -----------------

OKLAHOMA - 0.57%
       1,655,000   OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS
                   BAPTIST (HEALTHCARE FACILITIES REVENUE LOC)                       6.00         08/15/2010             1,899,890
                                                                                                                 -----------------

OREGON - 4.66%
         250,000   CHEMEKETA COMMUNITY COLLEGE DISTRICT OR (LEASE REVENUE LOC)       6.50         07/01/2007               258,718
       1,000,000   CHEMEKETA COMMUNITY COLLEGE DISTRICT OR SERIES B (PROPERTY
                   TAX REVENUE LOC)                                                  5.60         06/01/2014             1,071,380
       1,500,000   KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC
                   REVENUE LOC)                                                      5.88         01/01/2016             1,494,345
       3,500,000   KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC
                   REVENUE LOC)                                                      6.00         01/01/2025             3,445,225
         500,000   LANE COUNTY OR SCHOOL DISTRICT NO.52 BETHEL (PROPERTY TAX
                   REVENUE LOC)                                                      5.63         06/15/2010               569,965
       1,485,000   OREGON ST HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
                   AUTH SERIES A ASPEN FOUNDATION II (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      6.13         04/15/2029             1,253,013
       1,000,000   OREGON STATE BOARD HIGHER EDUCATION SERIES D (PROPERTY TAX
                   REVENUE LOC)                                                      5.75         08/01/2029             1,139,650
       1,000,000   OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES
                   A (LEASE REVENUE LOC)                                             6.25         05/01/2010             1,178,800
       1,735,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL
                   FACILITIES AUTH SERIES A GMNA MORTGAGE BACKED SECURITIES
                   (HEALTHCARE FACILITIES REVENUE LOC)+/-                            6.85         06/20/2042             1,890,820
       3,650,000   OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL
                   FACILITIES AUTHORITY (LEASE REVENUE LOC)^^                        5.25         10/01/2016             1,058,500
       1,105,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES
                   M SINGLE FAMILY MORTGAGE PROGRAM (HOUSING REVENUE LOC)            6.20         07/01/2028             1,154,106
         424,000   PORTLAND OREGON SERIES A (OTHER REVENUE LOC)                      4.88         06/01/2018               447,108
         550,000   WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY
                   AUTHORITY SISTERS OF ST JOSEPH PEACE PROJECT (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           5.63         08/01/2007               562,656

                                                                                                                        15,524,286
                                                                                                                 -----------------

PENNSYLVANIA - 2.41%
       1,790,000   CARBON COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY PANTHER CREEK
                   PARTNERS (OTHER REVENUE LOC)                                      6.65         05/01/2010             1,935,294
       1,035,000   PENNSYLVANIA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                   SERIES 59A (HOUSING REVENUE LOC)                                  5.80         10/01/2029             1,067,375
       5,000,000   PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                   AUTHORITY JEANES HEALTH SYSTEM PROJECT (RECREATIONAL
                   FACILITIES REVENUE LOC)                                           6.85         07/01/2022             5,024,600

                                                                                                                         8,027,269
                                                                                                                 -----------------

PUERTO RICO - 0.28%
         350,000   CHILDRENS TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE LOC)        5.75         07/01/2010               381,899
         300,000   CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER
                   REVENUE LOC)                                                      6.00         07/01/2010               346,869
          15,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER
                   REVENUE LOC)                                                     10.25         07/01/2009                17,882
         170,000   PUERTO RICO HOUSING FINANCE CORPORATION MULTI FAMILY
                   MORTGAGE SERIES A-1 (HOUSING REVENUE LOC)                         7.50         04/01/2022               171,224

                                                                                                                           917,874
                                                                                                                 -----------------

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
SOUTH CAROLINA - 1.92%
$      4,000,000   DORCHESTER COUNTY SC SCHOOL DISTRICT #002 INSTALLMENT
                   PURCHASE REVENUE GROWTH REMEDY OPPORTUNITY TAX HIKE (LEASE
                   REVENUE LOC)                                                      5.25%        12/01/2021     $       4,199,080
       1,035,000   GREENWOOD COUNTY SC HOSPITAL REVENUE SELF REGULATING
                   HEALTHCARE SERIES A FSA INSURED (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE LOC)                                  5.00         10/01/2015             1,126,473
       1,000,000   UNIVERSITY OF SOUTH CAROLINA (COLLEGE AND UNIVERSITY
                   REVENUE LOC)                                                      5.75         06/01/2026             1,059,960

                                                                                                                         6,385,513
                                                                                                                 -----------------

TENNESSEE - 0.73%
       2,000,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
                   METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)          6.50         09/01/2021             2,430,320
                                                                                                                 -----------------

TEXAS - 12.78%
       1,000,000   ALIEF INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX REVENUE
                   LOC)                                                              4.75         02/15/2019             1,038,030
       4,800,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                   CENTER SECOND TIER SERIES B ZC SPECIALTY INSURED (OTHER
                   REVENUE LOC)                                                      6.00         01/01/2023             4,879,392
       1,305,000   AUSTIN TX ELECTRIC UTILITY SYSTEM REVENUE MBIA INSURED
                   (ELECTRIC REVENUE LOC)                                            5.25         11/15/2018             1,425,934
         325,000   CARROLL INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX
                   REVENUE LOC)                                                      6.75         08/15/2020               421,184
         155,000   CORPUS CHRISTI HOUSING FINANCE CORPORATION TX SERIES A
                   (HOUSING REVENUE LOC)                                             7.70         07/01/2011               155,412
       1,000,000   DALLAS INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)                                                              5.00         02/15/2018             1,063,940
       2,395,000   DE SOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION
                   PROJECT SERIES A (HOUSING REVENUE LOC)                            7.00         02/01/2025             2,479,615
       1,000,000   DENTON TEXAS IMPROVEMENTS (UTILITIES REVENUE LOC)                 5.13         12/01/2018             1,085,690
       2,625,000   DONNA TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND
                   GUARANTEED (PROPERTY TAX REVENUE LOC)%%                           5.00         02/15/2029             2,674,035
       4,000,000   EL PASO HOUSING FINANCE CORPORATION TX SINGLE FAMILY SERIES
                   A-3 (HOUSING REVENUE LOC)+/-                                      6.18         04/01/2033             4,170,600
          70,000   GALVESTON PROPERTY FINANCE AUTHORITY TX SERIES A (HOUSING
                   REVENUE LOC)                                                      8.50         09/01/2011                70,226
       1,300,000   GRAPE CREEK-PULLIAM INDEPENDENT SCHOOL DISTRICT TX (LEASE
                   REVENUE LOC)                                                      7.25         05/15/2006             1,435,408
       1,100,000   GULF COAST WASTE DISPOSAL AUTHORITY TX EXXON PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                           1.61         10/01/2024             1,100,000
       1,500,000   LA JOYA TX INDEPENDENT SCHOOL DISTRICT PERMANANT SCHOOL FUND
                   GUARANTEED (PROPERTY TAX REVENUE LOC)                             5.25         02/15/2023             1,599,375
       1,000,000   LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE LOC)                                                      4.25         02/15/2019               997,830
       1,530,000   LAREDO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE LOC)                                                      5.00         08/01/2020             1,615,879
       1,170,000   LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLINAS QUAIL
                   CREEK APTS SERIES A (HOUSING REVENUE LOC)                         6.00         07/01/2022             1,190,159
       1,530,000   LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLINAS QUAIL
                   CREEK APTS SERIES A (HOUSING REVENUE LOC)                         6.00         07/01/2025             1,551,588
       1,170,000   LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH
                   SYSTEM REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS
                   (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)               5.00         02/15/2008             1,206,914
       2,130,000   ROUND ROCK TX AMBAC INSURED (PROPERTY TAX REVENUE LOC)            5.00         08/15/2018             2,281,145
         200,000   SOCORRO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE LOC)                                                      5.75         02/15/2021               209,434
       1,075,000   SOUTH SAN ANTONIO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
                   TAX REVENUE LOC)                                                  5.00         08/15/2018             1,143,972
         160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   SERIES B WADLEY REGIONAL MEDICAL CENTER (HEALTHCARE
                   FACILITIES REVENUE LOC)                                           6.00         10/01/2017               190,048
       1,500,000   TEXAS STATE (GENERAL OBLIGATION - STATES, TERRITORIES LOC)        5.00         08/01/2015             1,639,845
       1,390,000   TEXAS STATE PUBLIC FINANCING AUTHORITY REVENUE STEPHEN F
                   AUSTIN UNIVERSITY FINANCING SYSTEM FSA INSURED (COLLEGE
                   AND UNIVERSITY REVENUE LOC)                                       4.00         10/15/2017             1,378,824
       2,425,000   TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B JUNIOR LIEN
                   STUDENT HOUSING (COLLEGE AND UNIVERSITY REVENUE LOC)              6.75         01/01/2033             2,148,211

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
TEXAS (continued)
$      3,250,000   TEXAS STATE VETERANS HOUSING ASSISTANCE PROGRAM FUND II
                   SERIES A (HOUSING REVENUE LOC)                                    5.65%        12/01/2017     $       3,422,088

                                                                                                                        42,574,778
                                                                                                                 -----------------

UTAH - 2.95%
         500,000   PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS
                   PROJECT COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)              5.80         07/20/2022               523,335
       3,270,000   SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE PROJECT FHA
                   INSURED (HOUSING REVENUE LOC)                                     6.38         11/01/2033             3,379,872
       1,860,000   SALT LAKE COUNTY UT WESTMINSTER COLLEGE PROJECT (COLLEGE
                   AND UNIVERSITY REVENUE LOC)                                       5.75         10/01/2027             1,889,165
       2,500,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES B STATE
                   FACILITIES MASTER LEASE PROGRAM (LEASE REVENUE LOC)               5.25         05/15/2024             2,633,325
         250,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES C STATE
                   FACILITIES MASTER LEASE PROGRAM (LEASE REVENUE LOC)               5.50         05/15/2019               289,397
       1,000,000   WEBER MUNICIPAL BUILDING AUTHORITY UTAH (LEASE REVENUE LOC)       5.75         12/15/2019             1,111,090

                                                                                                                         9,826,184
                                                                                                                 -----------------

VERMONT - 0.03%
         105,000   VERMONT HOUSING FINANCE AGENCY VT HOUSING SERIES 9
                   (HOUSING REVENUE LOC)                                             6.00         05/01/2037               108,258
                                                                                                                 -----------------

WASHINGTON - 6.01%
       2,125,000   CLARK COUNTY SCHOOL DISTRICT NO.101 LA CENTER WA (PROPERTY
                   TAX REVENUE LOC)                                                  5.00         12/01/2015             2,307,198
         500,000   CLARK COUNTY SCHOOL DISTRICT NO.98 HOCKINSON WA (PROPERTY
                   TAX REVENUE LOC)                                                  6.15         12/01/2015               582,875
       2,000,000   CLARK COUNTY WASHINGTON SCHOOL DISTRICT #114 EVERGREEN
                   (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                       5.38         12/01/2014             2,230,440
       1,455,000   CONSERVATION & RENEWABLE ENERGY SYSTEMS WA CONSERVATION
                   PROJECT (ELECTRIC REVENUE LOC)                                    5.00         10/01/2014             1,611,049
         110,000   KING COUNTY WA SEWER (SEWER REVENUE LOC)                          6.13         01/01/2033               113,446
       1,748,000   KITSAP COUNTY WA CONSOLIDATED HOUSING AUTHORITY LOW INCOME
                   HOUSING MARTHA GNMA (HEALTHCARE FACILITIES REVENUE LOC)           7.10         08/20/2016             2,056,609
       6,205,000   PORT LONGVIEW WA SERIES A (HARBOR DEPARTMENT REVENUE LOC)         5.00         12/01/2014             6,569,916
       1,000,000   SEATTLE WA HOUSING AUTHORITY KIN ON PROJECT COLLATERALIZED
                   BY GNMA (HEALTHCARE FACILITIES REVENUE LOC)                       7.40         11/20/2036             1,121,610
         500,000   SEATTLE WA SERIES B (WATER REVENUE LOC)                           6.00         07/01/2029               557,920
       2,575,000   SPOKANE COUNTY WA SCHOOL DISTRICT #365 MEAD FSA SCHOOL BOARD
                   GUARANTY (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)              5.38         12/01/2019             2,863,014

                                                                                                                        20,014,077
                                                                                                                 -----------------

WEST VIRGINIA - 0.53%
       3,000,000   KANAWHA PUTNAM COUNTY WV HUNTINGTON CHARLESTON SINGLE FAMILY
                   MORTGAGE COMPOUND INTEREST 1984 SERIES A (HOUSING REVENUE
                   LOC)^                                                             4.37         12/01/2016             1,772,760
                                                                                                                 -----------------

WISCONSIN - 0.48%
         490,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES
                   A (HOUSING REVENUE LOC)                                           6.00         09/01/2015               511,109
       1,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   WHEATON FRANCISCAN SERVICES PROJECT (HEALTHCARE FACILITIES
                   REVENUE LOC)                                                      6.13         11/15/2015             1,061,040

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (continued)
$         20,000   WISCONSIN STATE SERIES D (SPECIAL TAX REVENUE LOC)                5.80%        05/01/2020     $          20,061

                                                                                                                         1,592,210
                                                                                                                 -----------------

WYOMING - 0.16%
         500,000   JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP
                   SERIES B LOWER VALLEY POWER & LIGHT PROJECT (FUEL SALES
                   TAX REVENUE LOC)                                                  5.88         05/01/2026               517,670
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $290,570,454)                                                                      304,147,768
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 2.33%
          12,000   FEDERATED TAX FREE OBLIGATION                                                                            12,000
       7,735,000   WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~++                                                   7,735,000

                                                                                                                         7,747,000
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,747,000)                                                                           7,747,000
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $312,881,258)*                                        98.98%@                                              $     329,717,272
                                                            -----                                                -----------------

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $7,762,747.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,735,000.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


10


WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 100.17%

COLORADO - 1.33%
$        600,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                  PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                        5.70%        09/15/2023     $         608,838
                                                                                                                 -----------------
NEBRASKA - 98.72%
       1,500,000  CITY OF LINCOLN NE (ELECTRIC REVENUE LOC)                          5.00         09/01/2018             1,617,240
       1,100,000  CITY OF LINCOLN NE (WATER REVENUE LOC)                             5.00         08/15/2017             1,185,184
       1,000,000  CITY OF LINCOLN NE MBIA INSURED (SEWER REVENUE LOC)                5.00         06/15/2017             1,083,580
       1,250,000  CITY OF LINCOLN NE SERIES A (PARKING FACILITIES REVENUE LOC)       5.38         08/15/2014             1,380,737
       1,000,000  CITY OF LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT
                  (OTHER REVENUE LOC)                                                5.00         09/15/2016             1,079,590
         500,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                        5.25         12/01/2012               542,280
       1,000,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                        5.00         11/01/2014             1,106,630
       1,000,000  CITY OF OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT
                  (SPECIAL TAX REVENUE LOC)                                          6.00         11/01/2014             1,089,240
         865,000  CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A
                  (SALES TAX REVENUE LOC)                                            5.50         02/01/2017               963,714
         415,000  CITY OF OMAHA NE SERIES A (PROPERTY TAX REVENUE LOC)               6.50         12/01/2014               519,522
       1,140,000  DODGE COUNTY NE SCHOOL DISTRICT #1 FREMONT FSA INSURED
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)%%                      5.00         12/15/2019             1,225,796
       1,000,000  DOUGLAS COUNTY NE HENRY DOORLY ZOO AQUARIUM PROJECT
                  (RECREATIONAL FACILITIES REVENUE LOC)                              5.88         09/01/2014             1,085,410
       1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
                  REVENUE LOC)                                                       5.00         12/15/2018             1,618,980
         500,000  GRAND ISLAND NE PREREFUNDED (SEWER REVENUE LOC)                    5.60         04/01/2006               505,055
         500,000  GRAND ISLAND NE PREREFUNDED (SEWER REVENUE LOC)                    5.75         04/01/2007               505,060
       1,000,000  GRAND ISLAND NE SYSTEM MBIA INSURED (ELECTRIC REVENUE LOC)         5.13         08/15/2016             1,089,260
       1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL
                  HOSPITAL PROJECT SERIES A MBIA INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)                                            5.10         06/01/2010             1,087,600
       2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL
                  CENTER PROJECT SERIES A AMBAC INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)                                            5.50         06/01/2020             2,768,144
       1,750,000  LANCASTER COUNTY SCHOOL DISTRICT NO.1 NE LINCOLN PUBLIC
                  SCHOOLS (PROPERTY TAX REVENUE LOC)                                 5.25         01/15/2022             1,873,323
         745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                  SUPPORTED LEASE RENTAL GOC INSURED (LEASE REVENUE LOC)             5.80         10/15/2018               812,355
         500,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                  SUPPORTED LEASE RENTAL REVENUE GOC INSURED (LEASE REVENUE
                  LOC)                                                               5.25         10/15/2008               540,915
       1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
                  SERVICES PROJECT RADIAN INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                       5.50         07/01/2021             1,064,410
         750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS
                  REVENUE SERIES A (POWER REVENUE LOC)                               5.25         04/01/2019               819,270
         575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY RADIAN INSURED
                  (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.00         04/01/2016               604,722
         400,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
                  UNIVERSITY PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-                                         1.72         08/01/2031               400,000
         500,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV
                  PROJECT (LEASE REVENUE LOC)                                        6.00         02/01/2007               542,610
       1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV
                  PROJECT (LEASE REVENUE LOC)                                        6.00         02/01/2010             1,421,688
       1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDREN HEALTHCARE
                  SERVICES AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)         5.00         08/15/2011             1,085,270
         355,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER
                  REVENUE LOC)                                                       6.30         09/01/2020               379,502
         210,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C GNMA FNMA
                  FHLMC INSURED (HOUSING REVENUE LOC)                                5.65         03/01/2028               214,992
         535,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED
                  BY GNMA FNMA FHLMC (HOUSING REVENUE LOC)                           5.90         09/01/2024               560,166
       1,085,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED
                  BY GNMA FNMA FHLMC (HOUSING REVENUE LOC)                           5.95         09/01/2031             1,125,058

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
NEBRASKA (continued)
$      1,000,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED
                  (ELECTRIC REVENUE LOC)                                             5.25%        01/01/2008     $       1,091,250
       1,020,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED
                  (ELECTRIC REVENUE LOC)                                             5.25         01/01/2012             1,116,135
       1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT
                  REVENUE LOC)                                                       5.50         01/01/2012             1,119,130
       2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT
                  REVENUE LOC)                                                       5.50         01/01/2014             2,233,480
         500,000  OMAHA NE IMPOUND FACILITIES CORPORATION (LEASE REVENUE LOC)        5.55         08/01/2014               515,260
         250,000  OMAHA NE PARKING FACILITIES CORPORATION OMAHA PARK SEVEN
                  PROJECT SERIES A (LEASE REVENUE LOC)                               5.50         05/01/2016               259,925
         475,000  OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE
                  PROJECTS (LEASE REVENUE LOC)                                       5.20         09/15/2009               499,344
         500,000  OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE
                  PROJECTS (LEASE REVENUE LOC)                                       5.70         09/15/2015               527,205
       1,000,000  OMAHA NE PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE
                  LOC)                                                               5.40         02/01/2006             1,047,330
         500,000  OMAHA NE PUBLIC POWER DISTRICT SERIES B ESCROWED TO
                  MATURITY (ELECTRIC REVENUE LOC)                                    5.60         02/01/2012               503,630
       1,000,000  OMAHA NE SPECIAL TAX REVENUE HERITAGE (TAX REVENUE LOC)            5.00         10/15/2022             1,059,090
       1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED
                  MAINTENANCE PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)           5.25         07/15/2011             1,098,850
         700,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION UNIVERSITY
                  MEDICAL CENTER PROJECT PREREFUNDED (COLLEGE AND UNIVERSITY
                  REVENUE LOC)                                                       5.45         07/01/2005               717,773
         740,000  UNIVERSITY OF NEBRASKA KEARNEY STUDENT FEES & FACILITIES
                  (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.75         07/01/2020               764,198
         800,000  UNIVERSITY OF NEBRASKA LINCOLN PARKING PROJECT (COLLEGE AND
                  UNIVERSITY REVENUE LOC)                                            5.80         06/01/2020               839,928

                                                                                                                        45,289,831
                                                                                                                 -----------------
NEVADA - 0.12%
          55,000  NEVADA HOUSING DIVISION SINGLE FAMILY SERIES A-1 (HOUSING
                  REVENUE LOC)                                                       5.60         10/01/2007                58,151
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $43,287,265)                                                                        45,956,820
                                                                                                                 -----------------
SHARES

SHORT-TERM INVESTMENTS - 1.80%
         822,988  WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~++                                                      822,988
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $822,988)                                                                               822,988
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $44,110,253)*                                      101.97% @                                               $      46,779,808
                                                         ------                                                  -----------------

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $1,231,428.

+/-  VARIABLE RATE SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $822,988.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ PERCENTAGES CALCULATED BASED ON TOTAL NET ASSETS AND THEREFORE MAY NOT TOTAL 100%.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


2



ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo California Limited Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo National Limited Term Tax-Free Fund, Wells Fargo National Tax-Free Fund, Wells Fargo Nebraska Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 22, 2004

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo California Limited Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo National Limited Term Tax-Free Fund, Wells Fargo National Tax-Free Fund, Wells Fargo Nebraska Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 22, 2004

/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                         Wells Fargo Funds Trust

                                         By: /s/ Karla M. Rabusch

                                             Karla M. Rabusch
                                             President

                                         By: /s/ Stacie D. DeAngelo

                                             Stacie D. DeAngelo
                                             Treasurer

Date: November 22, 2004

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                         Wells Fargo Funds Trust

                                         By: /s/ Karla M. Rabusch

                                             Karla M. Rabusch
                                             President

                                         By: /s/ Stacie D. DeAngelo

                                             Stacie D. DeAngelo
                                             Treasurer

Date:  November 22, 2004